                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21323
                                                      ---------

                    Eaton Vance Limited Duration Income Fund
                    ----------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    April 30
                                    --------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT OCTOBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE LIMITED DURATION INCOME FUND

[GRAPHIC IMAGE]

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE FUND

Performance

- Based on the Fund's October 2004 monthly dividend of $0.1345 and a closing share price of $19.25, the Fund had a market yield of 8.38%.(1)

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.84% for the six months ended October 31, 2004. That return was the result of an increase in share price from $17.81 on April 30, 2004 to $19.25 on October 31, 2004 and the reinvestment of $0.807 in regular monthly dividends.(1)

- Based on net asset value, the Fund had a total return of 4.12% for the six months ended October 31, 2004. That return was the result of a decrease in net asset value per share from $19.07 on April 30, 2004 to $19.02 on October 31, 2004, and the reinvestment of all distributions.

   The Fund's Investments

- Among the corporate loan and bond portfolio portions of the Fund, the Fund's managers continued to emphasize broad industry diversification. Investments included companies in cyclical sectors that may benefit from a continued recovery in overall economic activity. The Fund also had commitments in defensive, non-economically sensitive companies whose revenues derive from non-discretionary expenditures and are, therefore, less reliant on a sustained recovery. At October 31, 2004, the Fund's investments represented 52 industries, with no single sector representing as much as 8% of the Fund's net assets. The largest industry weightings were telecommunications, health care, chemicals and plastics, radio and television and publishing.

- Due to improving fundamentals and strong technical factors in the loan market, loan credit spreads for new issues narrowed and prices averaged above-par in the secondary market. These trends have increased the importance of diligent risk-management.

- Among its high-yield corporate bond investments, while management continued its historical focus on the B-rated portion of the high-yield market, the Fund was less involved in turnaround situations, focusing instead on B-rated bonds that management believes may be positioned for an upgrade. The Fund's chemical investments fared especially well, as producers of commodity chemicals and specialty chemicals alike have seen increased demand in response to a stronger economy. These companies have products used in industrial processes and are thus leveraged to a turnaround in the broader cyclical economy and could benefit from an upturn in manufacturing.

- The mortgage-backed securities (MBS) market improved somewhat during the year. Seasoned MBS spreads were around 150 basis points (1.50%) at October 31, 2004, down from 175 basis points (1.75%) at April 30, 2004. Prepayment rates for the Fund's seasoned MBS declined significantly over the course of the year, falling to near 25% by October 31, 2004 from from their peak around 50% in 2003. Interestingly, while this trend marked a significant improvement, the rate of decline was somewhat below expectations due, in part, to a flattening of the yield curve. That is, while short-term rates rose, longer-term rates moved slightly lower, keeping 30-year mortgage rates near historical lows. We believe that seasoned MBS may fare better in a stable-to slightly-higher long-term interest rate scenario. Signs of a sustained economic recovery would likely pressure long-term rates higher.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
AS OF OCTOBER 31, 2004

PERFORMANCE(2)

AVERAGE ANNUAL TOTAL RETURN (BY SHARE PRICE, AMEX)
----------------------------------------------------------------
One year                                                   11.66%
Life of Fund (5/30/03)                                      8.91

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
----------------------------------------------------------------
One year                                                    8.30%
Life of Fund (5/30/03)                                      8.00

(1) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES. IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE FUND'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

SENIOR, FLOATING RATE INTERESTS -- 48.5%(1)

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.8%

ALLIANT TECHSYSTEMS, INC.
$      3,450,000   Term Loan, 5.67%, Maturing March 31, 2011                      $       3,497,437
CACI INTERNATIONAL, INC.
       1,368,125   Term Loan, 3.95%, Maturing May 3, 2011                                 1,381,806
STANDARD AERO HOLDINGS, INC.
         790,193   Term Loan, 4.51%, Maturing August 24, 2012                               801,552
TRANSDIGM, INC.
       5,273,500   Term Loan, 5.44%, Maturing July 22, 2010                               5,347,661
UNITED DEFENSE INDUSTRIES, INC.
       5,199,536   Term Loan, 3.97%, Maturing June 30, 2009                               5,250,881
---------------------------------------------------------------------------------------------------
                                                                                  $      16,279,337
---------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.0%

UNITED AIRLINES, INC.
$      1,000,000   DIP Loan, 8.00%, Maturing June 30, 2005                        $       1,011,250
---------------------------------------------------------------------------------------------------
                                                                                  $       1,011,250
---------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 2.9%

ACCURIDE CORP.
$      4,875,500   Term Loan, 6.69%, Maturing June 13, 2007                       $       5,006,529
COLLINS & AIKMAN PRODUCTS, CO.
       2,967,840   Revolving Loan, 5.81%, Maturing August 31, 2009                        2,964,130
DAYCO PRODUCTS, LLC
       2,992,500   Term Loan, 3.98%, Maturing June 23, 2011                               3,041,128
EXIDE TECHNOLOGIES
       1,275,000   Term Loan, 5.25%, Maturing May 5, 2010                                 1,278,187
       1,275,000   Term Loan, 5.25%, Maturing May 5, 2010                                 1,278,187
FEDERAL-MOGUL CORP.
       1,919,081   Term Loan, 5.71%, Maturing February 6, 2005                            1,940,671
       5,626,706   Term Loan, 5.71%, Maturing February 24, 2005                           5,668,906
HLI OPERATING CO., INC.
       5,711,667   Term Loan, 4.25%, Maturing June 3, 2009                                5,789,311
KEY AUTOMOTIVE GROUP
       1,189,872   Term Loan, 4.87%, Maturing June 29, 2010                               1,204,374
MERIDIAN AUTOMOTIVE SYSTEMS
         298,500   Term Loan, 4.44%, Maturing April 27, 2010                                278,351
METALDYNE CORP.
       2,639,686   Term Loan, 4.48%, Maturing December 31, 2009                           2,633,636
PLASTECH ENGINEERED PRODUCTS
         881,379   Term Loan, 5.09%, Maturing March 31, 2010                                896,253
R.J. TOWER CORP.
$      1,750,000   Term Loan, 8.94%, Maturing January 29, 2010                    $       1,755,469
TENNECO AUTOMOTIVE, INC.
       2,094,288   Term Loan, 4.88%, Maturing December 12, 2009                           2,133,556
         949,552   Term Loan, 4.88%, Maturing December 12, 2010                             967,752
THE GOODYEAR TIRE & RUBBER CO.
       2,500,000   Term Loan, 5.16%, Maturing March 31, 2006                              2,536,720
       8,000,000   Term Loan, 6.43%, Maturing March 31, 2006                              8,155,000
TI AUTOMOTIVE LIMITED
       1,375,000   Term Loan, 5.23%, Maturing June 30, 2011                               1,366,406
TRIMAS CORP.
       4,730,927   Term Loan, 5.62%, Maturing December 31, 2009                           4,778,236
TRW AUTOMOTIVE, INC.
       2,010,420   Term Loan, 4.13%, Maturing February 27, 2009                           2,037,058
       3,055,427   Term Loan, 4.13%, Maturing February 27, 2011                           3,106,669
UNITED COMPONENTS, INC.
       1,713,333   Term Loan, 6.09%, Maturing June 30, 2010                               1,737,962
---------------------------------------------------------------------------------------------------
                                                                                  $      60,554,491
---------------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 0.4%

CONSTELLATION BRANDS, INC.
$      1,718,750   Term Loan, 3.50%, Maturing November 30, 2008                   $       1,729,032
CULLIGAN INTERNATIONAL CO.
         700,000   Term Loan, 4.34%, Maturing September 30, 2011                            710,797
DS WATERS, L.P.
       1,509,423   Term Loan, 4.83%, Maturing November 7, 2009                            1,470,178
SOUTHERN WINE & SPIRITS OF AMERICA
       4,363,233   Term Loan, 4.32%, Maturing June 28, 2008                               4,421,182
SUNNY DELIGHT BEVERAGES CO.
         720,000   Term Loan, 5.98%, Maturing August 20, 2010                               725,400
---------------------------------------------------------------------------------------------------
                                                                                  $       9,056,589
---------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 1.8%

BRE/HOMESTEAD, LLC
$      4,000,000   Term Loan, 5.87%, Maturing January 11, 2006                    $       3,992,500
DMB/CHII, LLC
       1,471,075   Term Loan, 4.38%, Maturing March 3, 2009                               1,474,752
FORMICA CORP.
          78,574   Term Loan, 6.96%, Maturing June 10, 2010                                  78,967
         192,055   Term Loan, 6.96%, Maturing June 10, 2010                                 193,015
          98,218   Term Loan, 6.96%, Maturing June 10, 2010                                  98,709
         286,102   Term Loan, 6.96%, Maturing June 10, 2010                                 287,532

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT (CONTINUED)

LANDSOURCE COMMUNITIES, LLC
$      1,002,000   Term Loan, 4.50%, Maturing March 31, 2010                      $       1,018,909
MAAX CORP.
         927,675   Term Loan, 4.61%, Maturing June 4, 2011                                  938,691
MUELLER GROUP, INC.
       2,362,385   Term Loan, 4.71%, Maturing April 23, 2011                              2,381,580
NCI BUILDING SYSTEMS, INC.
         875,000   Term Loan, 3.82%, Maturing June 18, 2010                                 886,211
NEWKIRK MASTER, L.P.
         410,789   Term Loan, 3.62%, Maturing November 24, 2006                             416,951
NEWKIRK TENDER HOLDINGS, LLC
       1,798,216   Term Loan, 7.89%, Maturing May 25, 2006                                1,816,198
       4,333,333   Term Loan, 7.89%, Maturing May 25, 2006                                4,376,667
NORTEK, INC.
       2,050,000   Term Loan, 4.74%, Maturing August 27, 2011                             2,082,458
PANOLAM INDUSTRIES, INC.
         500,000   Term Loan, 9.94%, Maturing November 24, 2007                             505,000
PLY GEM INDUSTRIES, INC.
         800,000   Term Loan, 4.59%, Maturing February 12, 2011                             807,750
       2,156,663   Term Loan, 4.59%, Maturing February 12, 2011                           2,177,556
         380,588   Term Loan, 4.59%, Maturing February 12, 2011                             384,275
ST. MARYS CEMENT, INC.
       1,989,987   Term Loan, 3.98%, Maturing December 4, 2010                            2,010,510
SUGARLOAF MILLS, LLC
       2,000,000   Term Loan, 4.84%, Maturing April 7, 2008                               1,995,000
TOWER FINANCING, LLC
       2,750,000   Term Loan, 5.44%, Maturing July 9, 2008                                2,753,437
WFP TOWER A CO. L.P.
       4,500,000   Term Loan, 4.13%, Maturing June 12, 2006                               4,504,221
WHITEHALL STREET REAL ESTATE L.P.
       3,972,026   Term Loan, 4.21%, Maturing September 11, 2006(2)                       3,987,398
---------------------------------------------------------------------------------------------------
                                                                                  $      39,168,287
---------------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 0.7%

ALLIED SECURITY HOLDINGS, LLC
$        850,000   Term Loan, 6.23%, Maturing June 30, 2010                       $         860,625
BAKER & TAYLOR, INC.
       1,350,000   Term Loan, 9.00%, Maturing May 6, 2011                                 1,350,000
GLOBAL IMAGING SYSTEMS, INC.
       2,423,759   Term Loan, 3.74%, Maturing May 10, 2010                                2,454,056
INFOUSA, INC.
         872,813   Term Loan, 4.63%, Maturing June 4, 2010                                  883,723
IRON MOUNTAIN, INC.
       1,680,308   Term Loan, 3.56%, Maturing April 2, 2011                               1,692,490
LANGUAGE LINE, INC.
$      3,157,895   Term Loan, 4.50%, Maturing June 11, 2011                       $       3,193,421
MITCHELL INTERNATIONAL, INC.
         474,088   Term Loan, 4.98%, Maturing August 13, 2011                               480,162
         997,500   Term Loan, 8.25%, Maturing August 13, 2012                               998,123
QUINTILES TRANSNATIONAL CORP.
       2,475,000   Term Loan, 6.23%, Maturing September 25, 2009                          2,507,484
WORLDSPAN, L.P.
         391,254   Term Loan, 6.07%, Maturing June 30, 2007                                 393,333
---------------------------------------------------------------------------------------------------
                                                                                  $      14,813,417
---------------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 3.4%

ADELPHIA COMMUNICATIONS CORP.
$      1,986,191   DIP Loan, 4.25%, Maturing March 31, 2005                       $       1,995,708
ATLANTIC BROADBAND FINANCE, LLC
       1,935,000   Term Loan, 5.23%, Maturing February 10, 2011                           1,966,444
BRAGG COMMUNICATION, INC.
       1,185,000   Term Loan, 3.81%, Maturing August 31, 2011                             1,196,109
BRESNAN COMMUNICATIONS, LLC
       6,500,000   Term Loan, 5.86%, Maturing September 30, 2010                          6,591,409
CANADIEN CABLE ACQUISITION
         500,000   Term Loan, 4.98%, Maturing July 27, 2011                                 505,312
CEBRIDGE CONNECTIONS, INC.
       1,592,000   Term Loan, 8.40%, Maturing February 23, 2010                           1,588,020
CHARTER COMMUNICATIONS OPERATING, LLC
      13,241,813   Term Loan, 5.61%, Maturing April 27, 2011                             13,155,873
DIRECTV HOLDINGS, LLC
      14,866,531   Term Loan, 4.01%, Maturing March 6, 2010                              15,087,670
INSIGHT MIDWEST HOLDINGS, LLC
       1,488,750   Term Loan, 3.37%, Maturing December 31, 2009                           1,512,426
       9,925,000   Term Loan, 4.75%, Maturing December 31, 2009                          10,080,078
MCC IOWA, LLC
       3,960,000   Term Loan, 4.71%, Maturing March 31, 2010                              3,943,914
MEDIACOM BROADBAND
       4,488,750   Term Loan, 5.06%, Maturing September 30, 2010                          4,536,443
MEDIACOM ILLINOIS, LLC
       2,900,000   Term Loan, 5.06%, Maturing March 31, 2013                              2,923,304
NTL, INC.
       2,600,000   Term Loan, 5.20%, Maturing April 13, 2012                              2,627,625
UGS CORP.
       3,820,425   Term Loan, 4.21%, Maturing May 27, 2011                                3,882,507
---------------------------------------------------------------------------------------------------
                                                                                  $      71,592,842
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
CHEMICALS AND PLASTICS -- 2.3%

BRENNTAG AG
$      2,475,000   Term Loan, 4.73%, Maturing December 9, 2011                    $       2,518,312
HERCULES, INC.
         835,800   Term Loan, 3.95%, Maturing October 8, 2010                               843,113
HUNTSMAN INTERNATIONAL, LLC
       9,014,409   Term Loan, 5.19%, Maturing December 31, 2010                           9,174,415
HUNTSMAN, LLC
       2,250,000   Term Loan, 5.44%, Maturing March 31, 2010                              2,284,922
INNOPHOS, INC.
         445,000   Term Loan, 3.37%, Maturing August 13, 2010                               452,787
INVISTA B.V.
       4,581,176   Term Loan, 4.75%, Maturing April 29, 2011                              4,669,937
       2,018,825   Term Loan, 4.75%, Maturing April 29, 2011                              2,052,892
ISP CHEMCO, INC.
       1,492,500   Term Loan, 4.12%, Maturing March 27, 2011                              1,509,291
KRATON POLYMER
       3,469,660   Term Loan, 4.73%, Maturing December 5, 2008                            3,501,467
NALCO CO.
       5,058,307   Term Loan, 4.43%, Maturing November 4, 2010                            5,152,756
ROCKWOOD SPECIALTIES GROUP, INC.
       3,815,000   Term Loan, 4.63%, Maturing July 30, 2012                               3,858,216
SOLO CUP CO.
       3,448,833   Term Loan, 4.32%, Maturing February 27, 2011                           3,490,147
SYNTHETIC INDUSTRIES, INC.
         996,156   Term Loan, 6.73%, Maturing December 30, 2007                             989,930
UNITED INDUSTRIES CORP.
       5,032,624   Term Loan, 4.63%, Maturing April 29, 2011                              5,117,550
         997,500   Term Loan, 6.56%, Maturing October 31, 2011                            1,015,580
WELLMAN, INC.
         750,000   Term Loan, 3.48%, Maturing February 10, 2009                             763,281
WESTLAKE CHEMICAL CORP.
       2,262,500   Term Loan, 4.21%, Maturing July 31, 2010                               2,292,195
---------------------------------------------------------------------------------------------------
                                                                                  $      49,686,791
---------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.1%

ST. JOHN KNITS INTERNATIONAL
$      2,220,490   Term Loan, 3.94%, Maturing July 31, 2007                       $       2,237,839
---------------------------------------------------------------------------------------------------
                                                                                  $       2,237,839
---------------------------------------------------------------------------------------------------

CONGLOMERATES -- 1.0%

AMSTED INDUSTRIES, INC.
$      6,792,868   Term Loan, 4.70%, Maturing October 15, 2010                    $       6,865,042
BLOUNT, INC.
         997,500   Term Loan, 4.88%, Maturing August 9, 2010                              1,017,450
JOHNSON DIVERSEY, INC.
$      2,600,677   Term Loan, 7.25%, Maturing November 30, 2009                   $       2,646,839
POLYMER GROUP, INC.
       2,452,083   Term Loan, 4.59%, Maturing April 27, 2010                              2,473,029
       2,500,000   Term Loan, 4.59%, Maturing April 27, 2011                              2,512,500
PP ACQUISITION CORP.
       3,366,563   Term Loan, 4.21%, Maturing November 12, 2011                           3,410,749
REXNORD CORP.
       2,299,464   Term Loan, 5.20%, Maturing November 30, 2009                           2,322,459
---------------------------------------------------------------------------------------------------
                                                                                  $      21,248,068
---------------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 2.7%

BERRY PLASTICS CORP.
$      4,287,204   Term Loan, 3.71%, Maturing July 22, 2010                       $       4,348,833
BWAY CORP.
       1,696,111   Term Loan, 4.19%, Maturing June 30, 2011                               1,722,084
CELANESE AG
       2,250,000   Term Loan, 5.48%, Maturing June 4, 2011                                2,292,188
       1,500,000   Term Loan, 5.48%, Maturing December 8, 2011                            1,527,499
CONSOLIDATED CONTAINER HOLDING
       1,246,875   Term Loan, 4.61%, Maturing December 15, 2008                           1,260,902
DR. PEPPER/SEVEN UP BOTTLING
       3,697,342   Term Loan, 4.71%, Maturing December 19, 2010                           3,750,953
GRAHAM PACKAGING HOLDINGS CO.
       4,148,045   Term Loan, 8.00%, Maturing October 7, 2011                             4,211,564
       2,000,000   Term Loan, 8.00%, Maturing October 7, 2012                             2,049,584
GRAPHIC PACKAGING INTERNATIONAL, INC.
       1,900,000   Term Loan, 4.51%, Maturing August 8, 2008                              1,915,042
      10,227,687   Term Loan, 4.51%, Maturing August 8, 2009                             10,422,013
IPG (US), INC.
         775,000   Term Loan, 4.14%, Maturing July 28, 2011                                 789,047
OWENS-ILLINOIS, INC.
       4,171,137   Term Loan, 4.74%, Maturing April 1, 2007                               4,238,050
PRINTPACK HOLDINGS, INC
       2,984,962   Term Loan, 3.61%, Maturing April 30, 2009                              3,014,812
SILGAN HOLDINGS, INC.
       2,467,638   Term Loan, 5.75%, Maturing December 31, 2008                           2,497,713
STONE CONTAINER CORP.
       9,147,852   Term Loan, 6.25%, Maturing June 30, 2009                               9,200,736
       1,840,014   Term Loan, 6.25%, Maturing June 30, 2009                               1,852,664
U.S. CAN CORP.
       1,492,500   Term Loan, 5.89%, Maturing January 10, 2010                            1,494,366
---------------------------------------------------------------------------------------------------
                                                                                  $      56,588,050
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
COSMETICS / TOILETRIES -- 0.5%

AMERICAN SAFETY RAZOR CO.
$        517,400   Term Loan, 4.92%, Maturing April 29, 2011                      $         525,161
         333,333   Term Loan, 9.11%, Maturing October 29, 2011                              338,333
CHURCH & DWIGHT CO., INC.
       5,935,125   Revolving Loan, 3.71%, Maturing May 30, 2011                           6,013,024
PRESTIGE BRANDS, INC.
       1,766,125   Term Loan, 4.86%, Maturing April 7, 2011                               1,784,154
       2,000,000   Term Loan, 6.86%, Maturing April 7, 2011                               2,039,166
REVLON CONSUMER PRODUCTS CORP.
         670,000   Term Loan, 4.63%, Maturing July 9, 2010                                  680,783
---------------------------------------------------------------------------------------------------
                                                                                  $      11,380,621
---------------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 1.1%

ALDERWOODS GROUP, INC.
$        959,219   Term Loan, 4.61%, Maturing August 19, 2010                     $         976,905
ALLIED WASTE INDUSTRIES, INC.
       8,485,011   Term Loan, 4.66%, Maturing January 15, 2009                            8,584,447
         666,304   Term Loan, 4.66%, Maturing January 15, 2010                              673,991
         983,951   Term Loan, 4.66%, Maturing January 15, 2010                              994,559
ENVIRONMENTAL SYSTEMS, INC.
         770,363   Term Loan, 12.01%, Maturing December 12, 2008                            779,993
       1,000,000   Term Loan, 12.01%, Maturing December 12, 2010                          1,037,500
IONICS, INC.
       2,242,400   Term Loan, 4.73%, Maturing February 13, 2011                           2,271,132
IPSI CORP.
       1,980,000   Term Loan, 5.08%, Maturing September 30, 2010                          2,010,937
NATIONAL WATERWORKS, INC.
       4,201,531   Term Loan, 4.73%, Maturing November 22, 2009                           4,250,550
WASTE CONNECTIONS, INC.
         990,000   Term Loan, 3.62%, Maturing October 22, 2010                            1,002,066
---------------------------------------------------------------------------------------------------
                                                                                  $      22,582,080
---------------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 1.3%

AMI SEMICONDUCTOR
$        497,487   Term Loan, 4.46%, Maturing September 30, 2008                  $         503,084
AMPHENOL CORP.
       3,789,474   Term Loan, 3.76%, Maturing May 6, 2010                                 3,820,263
COMMUNICATIONS & POWER, INC.
       1,990,000   Term Loan, 4.94%, Maturing July 23, 2010                               2,021,508
ENERSYS CAPITAL, INC.
       1,571,063   Term Loan, 4.84%, Maturing March 17, 2011                              1,591,683
FAIRCHILD SEMICONDUCTOR CORP.
       7,653,125   Term Loan, 3.23%, Maturing June 19, 2008                               7,755,968
INVENSYS INTERNATIONAL HOLDING
$      4,091,483   Term Loan, 6.08%, Maturing September 5, 2009                   $       4,150,298
MEMEC GROUP, LTD.
       2,125,000   Term Loan, 10.00%, Maturing June 15, 2010                              2,129,781
RAYOVAC CORP.
       4,290,739   Term Loan, 4.38%, Maturing September 30, 2009                          4,360,464
SECURITYCO, INC.
         997,500   Term Loan, 5.94%, Maturing June 28, 2010                                 999,994
         500,000   Term Loan, 9.56%, Maturing June 28, 2011                                 502,500
VIASYSTEMS, INC.
         750,000   Term Loan, 6.49%, Maturing September 30, 2009                            757,187
---------------------------------------------------------------------------------------------------
                                                                                  $      28,592,730
---------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.2%

UNITED RENTALS, INC.
$        565,000   Term Loan, 4.63%, Maturing February 14, 2011                   $         570,885
       2,810,875   Term Loan, 4.63%, Maturing February 14, 2011                           2,846,362
---------------------------------------------------------------------------------------------------
                                                                                  $       3,417,247
---------------------------------------------------------------------------------------------------

FARMING / AGRICULTURE -- 0.2%

IMC GLOBAL, INC.
$      4,721,369   Term Loan, 5.08%, Maturing November 17, 2006                   $       4,739,665
THE SCOTTS CO.
         393,750   Term Loan, 3.44%, Maturing September 30, 2010                            397,288
---------------------------------------------------------------------------------------------------
                                                                                  $       5,136,953
---------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.7%

AIMCO PROPERTIES, L.P.
$      5,000,000   Term Loan, 4.94%, Maturing May 30, 2008                        $       5,084,375
COINSTAR, INC.
         793,013   Term Loan, 4.29%, Maturing July 7, 2011                                  806,395
CORRECTIONS CORP. OF AMERICA
       2,461,932   Term Loan, 3.50%, Maturing March 31, 2008                              2,505,016
REFCO GROUP LTD, LLC
       3,850,000   Term Loan, 4.46%, Maturing August 5, 2011                              3,861,230
WACKENHUT CORRECTIONS CORP.
       1,545,633   Term Loan, 4.09%, Maturing July 9, 2009                                1,563,988
---------------------------------------------------------------------------------------------------
                                                                                  $      13,821,004
---------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%

ACOSTA SALES CO., INC.
$      1,600,000   Term Loan, 4.73%, Maturing August 13, 2010                     $       1,616,000

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)

AMERICAN SEAFOODS HOLDINGS, LLC
$      2,360,290   Term Loan, 5.29%, Maturing March 31, 2009                      $       2,375,780
ATKINS NUTRITIONAL, INC.
       1,895,000   Term Loan, 4.12%, Maturing November 26, 2009                           1,565,270
DEL MONTE CORP.
       2,413,082   Term Loan, 4.38%, Maturing December 20, 2010                           2,458,703
INTERSTATE BRANDS CORP.
         625,000   Term Loan, 5.47%, Maturing July 19, 2006                                 609,375
       1,202,226   Term Loan, 5.47%, Maturing July 19, 2007                               1,178,558
       3,884,640   Term Loan, 5.47%, Maturing July 19, 2007                               3,798,693
MERISANT CO.
       6,153,645   Term Loan, 4.88%, Maturing January 31, 2010                            6,187,490
MICHAEL FOODS, INC.
       1,246,859   Term Loan, 4.48%, Maturing November 20, 2010                           1,265,173
       3,000,000   Term Loan, 4.48%, Maturing November 20, 2011                           3,087,189
PINNACLE FOODS HOLDINGS CORP.
       3,879,587   Term Loan, 4.98%, Maturing November 25, 2010                           3,918,383
       1,095,413   Term Loan, 4.98%, Maturing November 25, 2010                           1,104,770
REDDY ICE GROUP, INC.
       4,356,000   Term Loan, 4.46%, Maturing July 31, 2009                               4,409,544
SEMINIS VEGETABLE SEEDS, INC.
         873,078   Term Loan, 4.46%, Maturing September 30, 2009                            885,810
---------------------------------------------------------------------------------------------------
                                                                                  $      34,460,738
---------------------------------------------------------------------------------------------------

FOOD SERVICE -- 0.9%

AFC ENTERPRISES, INC.
$      2,393,029   Term Loan, 4.95%, Maturing May 23, 2009                        $       2,404,396
BUFFETS, INC.
         418,182   Term Loan, 5.48%, Maturing June 28, 2009                                 420,273
       2,384,902   Term Loan, 5.48%, Maturing June 28, 2009                               2,396,826
CKE RESTAURANTS, INC.
       1,949,292   Term Loan, 4.88%, Maturing July 2, 2008                                1,990,714
DENNY'S, INC.
         535,000   Term Loan, 5.16%, Maturing September 21, 2009                            546,871
DOMINO'S, INC.
       7,569,042   Term Loan, 4.25%, Maturing June 25, 2010                               7,722,792
GATE GOURMET BORROWER, LLC
       1,000,000   Term Loan, 9.50%, Maturing December 31, 2008                           1,020,000
JACK IN THE BOX, INC.
       1,488,750   Term Loan, 4.30%, Maturing January 8, 2011                             1,510,151
MAINE BEVERAGE CO., LLC
       1,050,000   Term Loan, 5.34%, Maturing June 30, 2010                               1,055,250
WEIGHT WATCHERS INTERNATIONAL
         950,000   Term Loan, 6.76%, Maturing March 31, 2010                                957,125
---------------------------------------------------------------------------------------------------
                                                                                  $      20,024,398
---------------------------------------------------------------------------------------------------

FOOD / DRUG RETAILERS -- 0.8%

CUMBERLAND FARMS, INC.
$      4,261,403   Term Loan, 4.49%, Maturing September 8, 2008                   $       4,296,027
       2,068,178   Term Loan, 5.00%, Maturing September 8, 2008                           2,068,178
GENERAL NUTRITION CENTERS, INC.
       2,979,987   Term Loan, 6.42%, Maturing December 5, 2009                            3,013,512
RITE AID CORP.
       1,975,000   Term Loan, 3.64%, Maturing September 22, 2009                          1,997,219
THE JEAN COUTU GROUP (PJC), INC.
       3,000,000   Term Loan, 6.43%, Maturing July 30, 2011                               3,049,944
THE PANTRY, INC.
       2,147,956   Term Loan, 4.44%, Maturing March 12, 2011                              2,181,518
---------------------------------------------------------------------------------------------------
                                                                                  $      16,606,398
---------------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 0.4%

APPLETON PAPERS, INC.
$      2,478,788   Term Loan, 4.16%, Maturing June 11, 2010                       $       2,510,392
KOCH CELLULOSE, LLC
         551,114   Term Loan, 4.22%, Maturing May 7, 2011                                   559,898
       2,196,517   Term Loan, 4.22%, Maturing May 7, 2011                                 2,231,525
RLC INDUSTRIES CO.
       2,807,016   Term Loan, 3.96%, Maturing February 24, 2010                           2,824,559
---------------------------------------------------------------------------------------------------
                                                                                  $       8,126,374
---------------------------------------------------------------------------------------------------

HEALTHCARE -- 3.3%

ACCREDO HEALTH, INC.
$      2,224,425   Term Loan, 3.71%, Maturing April 30, 2011                      $       2,241,108
ALLIANCE IMAGING, INC.
       2,500,000   Term Loan, 4.41%, Maturing June 10, 2008                               2,493,360
AMERISOURCE BERGEN CORP.
       1,094,118   Term Loan, 3.14%, Maturing March 31, 2005                              1,096,853
ARDENT HEALTH SERVICES, INC.
       1,200,000   Term Loan, 7.00%, Maturing July 12, 2011                               1,201,126
COLGATE MEDICAL, LTD.
       1,054,151   Term Loan, 4.72%, Maturing December 30, 2008                           1,063,375
COMMUNITY HEALTH SYSTEMS, INC.
       7,883,016   Term Loan, 3.54%, Maturing July 5, 2010                                7,916,803
       3,970,000   Term Loan, 3.54%, Maturing July 5, 2010                                4,010,943
CONCENTRA OPERATING CORP.
       4,937,625   Term Loan, 4.30%, Maturing June 30, 2009                               4,995,232
CONMED CORP.
       2,998,592   Term Loan, 5.83%, Maturing December 31, 2007                           3,033,577
CROSS COUNTRY HEALTHCARE, INC.
       1,144,036   Term Loan, 4.27%, Maturing June 5, 2009                                1,154,761

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

DADE BEHRING HOLDINGS, INC.
$        582,679   Term Loan, 4.25%, Maturing October 3, 2008                     $         585,593
       1,810,267   Term Loan, 4.52%, Maturing October 3, 2008                             1,834,027
DAVITA, INC.
      13,264,456   Term Loan, 3.98%, Maturing March 31, 2009                             13,447,877
DJ ORTHOPEDICS, INC.
         962,500   Term Loan, 4.01%, Maturing May 15, 2009                                  972,727
ENCORE MEDICAL IHC, INC.
       1,650,000   Term Loan, 4.84%, Maturing October 4, 2010                             1,675,781
ENVISION WORLDWIDE, INC.
       1,300,000   Term Loan, 6.84%, Maturing September 30, 2010                          1,303,250
FHC HEALTH SYSTEMS, INC.
       1,300,000   Term Loan, 5.71%, Maturing December 18, 2009                           1,316,250
       1,857,143   Term Loan, 9.79%, Maturing December 18, 2009                           1,880,357
HANGER ORTHOPEDIC GROUP, INC.
         497,487   Term Loan, 5.48%, Maturing September 30, 2009                            497,487
KINETIC CONCEPTS, INC.
       3,216,500   Term Loan, 4.67%, Maturing October 3, 2009                             3,257,375
KNOWLEDGE LEARNING CORP.
       1,903,523   Term Loan, 5.23%, Maturing May 15, 2010                                1,913,040
LEINER HEALTH PRODUCTS, INC.
       1,122,188   Term Loan, 4.89%, Maturing May 27, 2011                                1,139,020
MAGELLAN HEALTH SERVICES, INC.
         277,778   Term Loan, 3.98%, Maturing August 15, 2008                               279,861
         493,056   Term Loan, 4.13%, Maturing August 15, 2008                               496,753
MEDCATH HOLDINGS CORP.
         498,750   Term Loan, 5.06%, Maturing July 2, 2011                                  506,076
SUNRISE MEDICAL HOLDINGS, INC.
       1,064,650   Term Loan, 5.23%, Maturing May 13, 2010                                1,073,966
TEAM HEALTH, INC.
       2,238,750   Term Loan, 5.23%, Maturing March 23, 2011                              2,259,738
TRIAD HOSPITALS HOLDINGS
       4,794,348   Term Loan, 5.05%, Maturing March 31, 2008                              4,867,462
VANGUARD HEALTH HOLDING CO., LLC
       1,275,000   Term Loan, 5.58%, Maturing September 23, 2011                          1,297,712
VWR INTERNATIONAL, INC.
       1,189,933   Term Loan, 5.71%, Maturing April 7, 2011                               1,210,757
---------------------------------------------------------------------------------------------------
                                                                                  $      71,022,247
---------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.1%

GENERAL BINDING CORP.
$      1,150,000   Term Loan, 6.42%, Maturing January 15, 2008                    $       1,155,031
INTERLINE BRANDS, INC.
       4,218,750   Term Loan, 5.47%, Maturing November 30, 2009                           4,268,848
JUNO LIGHTING, INC.
$        852,364   Term Loan, 3.60%, Maturing November 21, 2010                   $         864,616
KNOLL, INC.
       3,425,000   Term Loan, 4.84%, Maturing September 30, 2011                          3,472,094
SEALY MATTRESS CO.
       2,621,699   Term Loan, 4.17%, Maturing April 6, 2012                               2,659,386
SIMMONS CO.
       4,979,259   Term Loan, 3.96%, Maturing December 19, 2011                           5,035,276
TERMPUR-PEDIC, INC.
       4,937,500   Term Loan, 3.94%, Maturing June 30, 2009                               4,969,905
---------------------------------------------------------------------------------------------------
                                                                                  $      22,425,156
---------------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 0.9%

BUCYRUS INTERNATIONAL, INC.
$        483,875   Term Loan, 4.04%, Maturing July 28, 2010                       $         492,040
CHART INDUSTRIES, INC.
       1,573,060   Term Loan, 5.61%, Maturing September 15, 2009                          1,570,111
COLFAX CORP.
       2,005,078   Term Loan, 4.88%, Maturing May 30, 2009                                2,015,103
DOUGLAS DYNAMICS HOLDINGS, INC.
         294,455   Term Loan, 4.25%, Maturing March 30, 2010                                298,871
         900,000   Term Loan, 7.98%, Maturing March 30, 2011                                922,500
FLOWSERVE CORP.
       2,917,740   Term Loan, 4.65%, Maturing June 30, 2009                               2,966,067
GLEASON CORP.
         550,000   Term Loan, 4.65%, Maturing July 27, 2011                                 556,875
         750,000   Term Loan, 7.27%, Maturing January 31, 2012                              757,500
ITRON, INC.
         889,392   Term Loan, 4.25%, Maturing December 17, 2010                             898,471
MTD PRODUCTS
         997,500   Term Loan, 3.63%, Maturing June 1, 2010                                1,007,475
SPX CORP.
         871,795   Term Loan, 3.94%, Maturing September 30, 2008                            876,972
       5,880,822   Term Loan, 3.94%, Maturing September 30, 2009                          5,950,657
---------------------------------------------------------------------------------------------------
                                                                                  $      18,312,642
---------------------------------------------------------------------------------------------------

INSURANCE -- 0.8%

ALLIANT RESOURCES GROUP, INC.
$      1,596,000   Term Loan, 5.67%, Maturing August 31, 2011                     $       1,597,995
CCC INFORMATION SERVICES GROUP
       1,101,773   Term Loan, 4.96%, Maturing August 20, 2010                             1,110,036
CONSECO, INC.
       6,086,000   Term Loan, 5.41%, Maturing June 22, 2010                               6,214,062

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)

HILB, ROGAL AND HAMILTON CO.
$      1,974,747   Term Loan, 4.25%, Maturing June 30, 2007                       $       1,979,684
U.S.I. HOLDINGS CORP.
       5,925,000   Term Loan, 4.63%, Maturing August 11, 2008                             5,967,589
---------------------------------------------------------------------------------------------------
                                                                                  $      16,869,366
---------------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 2.7%
AMF BOWLING WORLDWIDE, INC.
$      2,401,196   Term Loan, 4.00%, Maturing August 27, 2009                     $       2,419,956
BOMBARDIER RECREATIONAL PRODUCTS, INC.
       1,194,000   Term Loan, 4.25%, Maturing December 18, 2010                           1,214,149
CINEMARK, INC.
       1,990,000   Term Loan, 4.54%, Maturing March 31, 2011                              2,012,387
HOLLYWOOD ENTERTAINMENT CORP.
       2,462,121   Term Loan, 5.75%, Maturing March 31, 2008                              2,472,893
LIONS GATE ENTERTAINMENT, INC.
       1,666,667   Term Loan, 4.23%, Maturing December 31, 2008                           1,681,250
LOEWS CINEPLEX ENTERTAINMENT
       3,370,000   Term Loan, 5.23%, Maturing July 30, 2011                               3,416,337
METRO-GOLDWYN-MAYER STUDIO, INC.
       8,750,000   Term Loan, 4.48%, Maturing April 26, 2011                              8,791,563
NEW ENGLAND SPORTS VENTURES
       3,000,000   Term Loan, 5.70%, Maturing February 28, 2005                           3,000,000
REGAL CINEMAS CORP.
       8,634,718   Term Loan, 3.88%, Maturing November 10, 2010                           8,751,286
SIX FLAGS THEME PARKS, INC.
       8,317,254   Term Loan, 4.34%, Maturing June 30, 2009                               8,382,236
UNIVERSAL CITY DEVELOPMENT
       6,205,282   Term Loan, 4.17%, Maturing June 30, 2007                               6,228,551
WMG ACQUISITION CORP.
       6,616,750   Term Loan, 4.53%, Maturing February 28, 2011                           6,718,952
YANKEES HOLDINGS & YANKEENETS
         455,714   Term Loan, 3.73%, Maturing June 25, 2007                                 463,120
         994,286   Term Loan, 3.73%, Maturing June 25, 2007                               1,010,443
---------------------------------------------------------------------------------------------------
                                                                                  $      56,563,123
---------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 1.8%

ALLIANCE GAMING CORP.
$      6,939,796   Term Loan, 3.54%, Maturing September 5, 2009                   $       7,022,206
AMERISTAR CASINOS
       2,988,316   Term Loan, 3.14%, Maturing December 31, 2006                           3,025,670
ARGOSY GAMING CO.
       2,400,000   Term Loan, 3.82%, Maturing June 30, 2011                               2,421,000
BOYD GAMING CORP.
$      4,972,538   Term Loan, 3.81%, Maturing June 30, 2011                       $       5,040,288
CNL RESORT HOTEL, L.P.
       1,790,000   Term Loan, 4.34%, Maturing August 18, 2006                             1,790,000
GLOBALCASH ACCESS, LLC
       1,151,796   Term Loan, 3.74%, Maturing March 10, 2010                              1,172,672
ISLE OF CAPRI CASIONS, INC.
       2,005,063   Term Loan, 4.12%, Maturing April 25, 2008                              2,030,127
MARINA DISTRICT FINANCE CO., INC.
       2,850,000   Term Loan, 3.93%, Maturing October 14, 2011                            2,871,968
PENN NATIONAL GAMING, INC.
       2,143,145   Term Loan, 4.48%, Maturing July 31, 2006                               2,179,756
PINNACLE ENTERTAINMENT, INC.
       1,565,000   Term Loan, 4.98%, Maturing August 27, 2010                             1,588,475
SEMINOLE TRIBE OF FLORIDA
         650,000   Term Loan, 6.00%, Maturing September 30, 2011                            656,500
VAIL RESORTS, INC.
       3,940,000   Term Loan, 4.38%, Maturing December 10, 2008                           3,978,580
VENETIAN CASINO RESORT, LLC
       1,843,864   Term Loan, 5.06%, Maturing June 15, 2011                               1,878,053
WYNDHAM INTERNATIONAL, INC.
       2,199,362   Term Loan, 7.88%, Maturing December 31, 2004                           2,207,334
---------------------------------------------------------------------------------------------------
                                                                                  $      37,862,629
---------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 0.4%

COMPASS MINERALS GROUP, INC.
$      1,851,248   Term Loan, 4.30%, Maturing November 28, 2009                   $       1,879,789
CONSOL ENERGY, INC.
       1,560,000   Term Loan, 4.34%, Maturing June 30, 2010                               1,592,663
FOUNDATION COAL CORP.
       2,000,000   Term Loan, 4.04%, Maturing July 30, 2011                               2,025,000
MAGNEQUENCH, INC.
         960,586   Term Loan, 12.84%, Maturing September 30, 2009                           967,791
       1,600,000   Term Loan, 12.84%, Maturing December 31, 2009                          1,624,000
---------------------------------------------------------------------------------------------------
                                                                                  $       8,089,243
---------------------------------------------------------------------------------------------------

OIL AND GAS -- 1.9%

BPL ACQUISITION, L.P.
$      1,500,000   Term Loan, 3.81%, Maturing May 4, 2010                         $       1,519,688
COLUMBIA NATURAL RESOURCES, LLC
       4,875,000   Revolving Loan, 5.81%, Maturing August 28, 2008                        4,862,813
DRESSER, INC.
       1,631,252   Term Loan, 4.46%, Maturing March 31, 2007                              1,648,584

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS (CONTINUED)

DYNEGY HOLDINGS, INC.
$      4,438,875   Term Loan, 5.84%, Maturing May 28, 2010                        $       4,537,365
GETTY PETROLEUM MARKETING, INC.
       3,294,167   Term Loan, 5.23%, Maturing May 19, 2010                                3,347,697
LA GRANGE ACQUISITION, L.P.
       2,500,000   Term Loan, 4.96%, Maturing January 18, 2008                            2,541,408
LYONDELL-CITGO REFINING, L.P.
       1,985,025   Term Loan, 3.59%, Maturing May 21, 2007                                1,999,913
MAGELLAN MIDSTREAM HOLDINGS
       2,589,605   Term Loan, 4.13%, Maturing June 17, 2008                               2,628,450
SEMGROUP, L.P.
         790,000   Term Loan, 5.33%, Maturing August 27, 2010                               801,850
SPRAGUE ENERGY CORP.
       2,907,143   Revolving Loan, 4.32%, Maturing August 10, 2007                        2,899,875
TRANSWESTERN PIPELINE CO.
       1,635,900   Term Loan, 4.09%, Maturing April 30, 2009                              1,646,465
WILLIAMS PRODUCTION RMT CO.
      12,284,519   Term Loan, 5.71%, Maturing May 30, 2007                               12,489,265
---------------------------------------------------------------------------------------------------
                                                                                  $      40,923,373
---------------------------------------------------------------------------------------------------

PUBLISHING -- 3.0%

ADVANSTAR COMMUNICATIONS
$        359,177   Term Loan, 5.07%, Maturing November 17, 2007                   $         361,272
AMERICAN MEDIA OPERATIONS, INC.
       2,294,864   Term Loan, 4.81%, Maturing April 1, 2007                               2,327,852
CBD MEDIA, LLC
       1,696,854   Term Loan, 4.29%, Maturing December 31, 2009                           1,719,125
DEX MEDIA EAST, LLC
         791,845   Term Loan, 3.82%, Maturing November 8, 2008                              801,166
       4,937,860   Term Loan, 3.82%, Maturing May 8, 2009                                 5,009,869
FREEDOM COMMUNICATIONS
       4,750,000   Term Loan, 4.04%, Maturing May 18, 2012                                4,829,563
HERALD MEDIA, INC.
         309,225   Term Loan, 4.45%, Maturing July 22, 2011                                 313,477
         625,000   Term Loan, 7.45%, Maturing January 22, 2012                              635,352
LIBERTY GROUP OPERATING
       4,378,996   Term Loan, 4.89%, Maturing April 30, 2007                              4,406,365
MERRILL COMMUNICATIONS, LLC
       1,500,000   Term Loan, 4.48%, Maturing February 9, 2009                            1,517,345
MORRIS PUBLISHING GROUP, LLC
$      3,000,000   Term Loan, 3.63%, Maturing September 30, 2010                  $       3,025,314
       4,500,000   Term Loan, 3.63%, Maturing March 31, 2011                              4,554,846
NEBRASKA BOOK CO., INC.
         955,200   Term Loan, 4.67%, Maturing March 4, 2011                                 968,334
NEWSPAPER HOLDINGS, INC.
       2,300,000   Term Loan, 3.69%, Maturing August 24, 2011                             2,299,282
R.H. DONNELLEY CORP.
       5,670,787   Term Loan, 6.50%, Maturing June 30, 2011                               5,759,983
SUN MEDIA CORP.
       2,585,211   Term Loan, 4.13%, Maturing February 7, 2009                            2,605,409
THE READER'S DIGEST ASSOCIATION, INC.
       3,034,750   Term Loan, 3.84%, Maturing May 20, 2008                                3,076,004
TRANSWESTERN PUBLISHING CO., LLC
         857,937   Term Loan, 4.09%, Maturing February 25, 2011                             868,930
       1,592,001   Term Loan, 5.88%, Maturing February 25, 2011                           1,614,638
         395,600   Term Loan, 4.09%, Maturing August 24, 2012                               399,989
WEEKLY READER CORP.
         980,000   Term Loan, 6.76%, Maturing March 18, 2009                                978,163
XEROX CORP.
       4,500,000   Term Loan, 3.73%, Maturing September 30, 2008                          4,534,686
---------------------------------------------------------------------------------------------------
                                                                                  $      63,780,582
---------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 1.8%

ADAMS OUTDOOR ADVERTISING, L.P.
$      2,643,375   Term Loan, 4.33%, Maturing October 15, 2011                    $       2,680,271
         350,000   Term Loan, 5.58%, Maturing April 15, 2012                                356,344
BLOCK COMMUNICATIONS, INC.
         746,019   Term Loan, 4.73%, Maturing November 30, 2009                             751,614
CANWEST MEDIA, INC.
       3,953,494   Term Loan, 4.07%, Maturing August 15, 2009                             4,007,855
CUMULUS MEDIA, INC.
         997,500   Term Loan, 4.49%, Maturing March 28, 2010                              1,013,709
EMMIS OPERATING CO.
       5,575,000   Term Loan, 3.59%, Maturing November 10, 2011                           5,634,931
ENTRAVISION COMMUNICATIONS CO.
         660,000   Term Loan, 3.85%, Maturing February 27, 2012                             667,632
GRAY TELEVISION, INC.
       6,284,250   Term Loan, 3.72%, Maturing December 31, 2010                           6,370,658
NEP SUPERSHOOTERS, L.P.
       1,500,000   Term Loan, 10.13%, Maturing August 3, 2011                             1,507,500
NEXSTAR BROADCASTING, INC.
       1,287,157   Term Loan, 3.73%, Maturing December 31, 2010                           1,288,766
         702,855   Term Loan, 3.73%, Maturing December 31, 2010                             705,052

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
RADIO AND TELEVISION (CONTINUED)

RAINBOW NATIONAL SERVICES, LLC
$      3,128,663   Term Loan, 4.50%, Maturing March 31, 2012                      $       3,183,415
RAYCOM NATIONAL, LLC
       2,350,000   Term Loan, 4.50%, Maturing February 24, 2012                           2,364,688
SINCLAIR TELEVISION GROUP, INC.
       1,835,000   Term Loan, 3.96%, Maturing June 30, 2009                               1,847,616
       2,985,000   Term Loan, 3.96%, Maturing December 31, 2009                           3,017,337
SUSQUEHANNA MEDIA CO.
       2,000,000   Term Loan, 4.05%, Maturing March 31, 2012                              2,029,376
---------------------------------------------------------------------------------------------------
                                                                                  $      37,426,764
---------------------------------------------------------------------------------------------------

RAIL INDUSTRIES -- 0.2%

RAILAMERICA, INC.
$      4,441,513   Term Loan, 3.94%, Maturing September 29, 2011                  $       4,517,387
         525,035   Term Loan, 3.94%, Maturing September 29, 2011                            534,004
---------------------------------------------------------------------------------------------------
                                                                                  $       5,051,391
---------------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 1.4%

AMERICAN ACHIEVEMENT CORP.
$        696,500   Term Loan, 4.66%, Maturing March 25, 2011                      $         707,383
AMSCAN HOLDINGS, INC.
         987,525   Term Loan, 3.76%, Maturing April 30, 2012                                999,869
CKS AUTO, INC.
       3,980,000   Term Loan, 4.88%, Maturing June 20, 2009                               4,027,263
COINMACH LAUNDRY CORP.
       4,642,194   Term Loan, 4.64%, Maturing July 25, 2009                               4,696,596
FTD, INC.
         995,000   Term Loan, 4.63%, Maturing February 28, 2011                           1,010,547
HARBOR FREIGHT TOOLS USA, INC.
       2,350,000   Term Loan, 5.48%, Maturing July 15, 2010                               2,374,236
HOME INTERIORS & GIFTS, INC.
         885,938   Term Loan, 6.42%, Maturing March 31, 2011                                855,594
JOSTEN'S CORP.
       2,631,034   Term Loan, 6.25%, Maturing October 4, 2011                             2,673,789
ORIENTAL TRADING CO., INC.
       5,330,584   Term Loan, 8.00%, Maturing August 4, 2010                              5,413,874
PETCO ANIMAL SUPPLIES, INC.
         987,456   Term Loan, 4.34%, Maturing October 2, 2008                             1,002,885
RENT-A-CENTER, INC.
       2,584,216   Term Loan, 3.88%, Maturing June 30, 2010                               2,610,327
SAVERS, INC.
         897,750   Term Loan, 6.50%, Maturing August 4, 2009                                905,044
       1,000,000   Term Loan, 10.48%, Maturing August 4, 2010                             1,012,500
TRAVELCENTERS OF AMERICA, INC.
$        498,718   Term Loan, 5.05%, Maturing November 30, 2008                   $         504,536
---------------------------------------------------------------------------------------------------
                                                                                  $      28,794,443
---------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 0.6%

HORIZON LINES, LLC
$        982,538   Term Loan, 4.73%, Maturing July 7, 2011                        $       1,000,550
LAIDLAW INTERNATIONAL, INC.
       6,492,939   Term Loan, 5.59%, Maturing June 19, 2009                               6,601,494
NFIL HOLDING CORP.
       1,726,018   Term Loan, 4.31%, Maturing February 27, 2010                           1,750,291
         392,857   Term Loan, 4.71%, Maturing February 27, 2010                             398,996
SIRVA WORLDWIDE, INC.
       2,441,176   Term Loan, 4.34%, Maturing December 31, 2010                           2,462,537
---------------------------------------------------------------------------------------------------
                                                                                  $      12,213,868
---------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 3.4%

AMERICAN TOWER, L.P.
$      6,359,063   Term Loan, 4.48%, Maturing August 31, 2011                     $       6,452,960
CENTENNIAL CELLULAR OPERATING
       2,835,750   Term Loan, 4.50%, Maturing February 9, 2011                            2,873,222
CINCINNATI BELL, INC.
       9,550,502   Term Loan, 4.54%, Maturing June 30, 2008                               9,651,976
CONSOLIDATED COMMUNICATIONS, INC.
       1,264,481   Term Loan, 4.34%, Maturing October 14, 2010                            1,267,642
       2,117,917   Term Loan, 4.34%, Maturing October 14, 2011                            2,139,096
DOBSON CELLULAR SYSTEMS, INC.
       2,979,950   Term Loan, 5.38%, Maturing March 31, 2010                              2,972,315
NEXTEL COMMUNICATIONS
      12,397,584   Term Loan, 3.73%, Maturing December 15, 2010                          12,447,695
NEXTEL PARTNERS OPERATION CORP.
       4,800,000   Term Loan, 4.31%, Maturing May 31, 2011                                4,881,499
NTELOS, INC.
         994,922   Term Loan, 5.96%, Maturing July 25, 2008                                 993,057
PANAMSAT CORP.
       5,758,275   Term Loan, 4.66%, Maturing August 20, 2011                             5,797,207
QWEST CORP.
      12,500,000   Term Loan, 6.50%, Maturing June 4, 2007                               13,012,275
SBA SENIOR FINANCE, INC.
       1,679,462   Term Loan, 5.21%, Maturing October 31, 2008                            1,696,783
SPECTRASITE COMMUNICATIONS, INC.
       3,227,995   Term Loan, 5.23%, Maturing December 31, 2007                           3,236,468

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                   VALUE
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)

WESTERN WIRELESS CORP.
$      5,386,500   Term Loan, 4.94%, Maturing May 28, 2011                        $       5,475,474
---------------------------------------------------------------------------------------------------
                                                                                  $      72,897,669
---------------------------------------------------------------------------------------------------

UTILITIES -- 1.4%

ALLEGHENY ENERGY SUPPLY CO.
$      3,963,695   Term Loan, 3.70%, Maturing March 8, 2011                       $       3,989,709
CENTERPOINT ENERGY, INC.
       9,630,617   Term Loan, 4.88%, Maturing October 7, 2006                             9,678,770
COGENTRIX DELAWARE HOLDINGS, INC.
       1,741,250   Term Loan, 4.34%, Maturing February 26, 2009                           1,773,172
COLETO CREEK WLE, L.P.
         947,625   Term Loan, 4.23%, Maturing June 30, 2011                                 966,380
NRG ENERGY, INC.
       1,692,839   Term Loan, 4.74%, Maturing June 23, 2010                               1,749,126
       2,988,039   Term Loan, 4.74%, Maturing June 23, 2010                               3,085,897
NUI UTILITIES
         562,500   Term Loan, 5.20%, Maturing November 24, 2004                             565,313
         399,590   Term Loan, 8.00%, Maturing November 24, 2004                             401,089
       2,037,910   Term Loan, 8.00%, Maturing November 24, 2004                           2,045,552
PIKE ELECTRIC, INC.
       1,541,251   Term Loan, 4.13%, Maturing July 1, 2012                                1,569,829
PLAINS RESOURCES, INC.
       1,474,286   Term Loan, 5.09%, Maturing July 23, 2010                               1,495,019
TETON POWER FUNDING, LLC
       2,121,955   Term Loan, 5.16%, Maturing March 12, 2011                              2,156,437
---------------------------------------------------------------------------------------------------
                                                                                  $      29,476,293
---------------------------------------------------------------------------------------------------
TOTAL SENIOR, FLOATING RATE INTERESTS
  (IDENTIFIED COST $1,018,375,491)                                                $   1,028,094,293
---------------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 49.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
$          1,554   6.00%, with maturity at 2026                                   $       1,621,132
          34,243   6.50%, with various maturities to 2025                                36,202,051
          29,719   7.00%, with various maturities to 2027                                31,796,957
           1,932   7.13%, with maturity at 2023                                           2,072,053
          61,573   7.50%, with various maturities to 2028                                66,721,510
           2,492   7.65%, with maturity at 2022                                           2,728,708
             637   7.70%, with maturity at 2022                                             699,676
          43,194   8.00%, with various maturities to 2030                                47,369,701
          29,787   8.50%, with various maturities to 2030                                33,021,332
$            389   8.75%, with maturity at 2010                                   $         417,819
          11,269   9.00%, with various maturities to 2023                                12,561,502
          11,287   9.50%, with various maturities to 2025                                12,794,431
           5,334   10.00%, with various maturities to 2022                                6,172,491
           2,290   10.50%, with various maturities to 2021                                2,670,150
             206   11.00%, with maturity at 2015                                            235,122
             395   11.50%, with various maturities to 2020                                  460,285
             227   12.00%, with maturity at 2019                                            267,837
           1,349   12.50%, with various maturities to 2015                                1,611,366
             586   13.00%, with maturity at 2015                                            712,770
              60   13.50%, with maturity at 2014                                             71,205
             204   14.00%, with maturity at 2014                                            255,138
---------------------------------------------------------------------------------------------------
                                                                                  $     260,463,236
---------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSN.:
$          1,405   6.00%, with maturity at 2023                                   $       1,462,747
          98,179   6.50%, with various maturities to 2029(3)                            103,549,949
           1,192   6.75%, with maturity at 2023                                           1,274,143
          92,170   7.00%, with various maturities to 2028(3)                             98,483,311
          12,711   7.50%, with various maturities to 2026                                13,750,085
          32,002   8.00%, with various maturities to 2028                                35,033,202
             178   8.25%, with maturity at 2018                                             197,772
          16,720   8.50%, with various maturities to 2027                                18,565,042
           2,589   8.616%, with maturity at 2029                                          2,895,650
           4,144   8.634%, with maturity at 2028                                          4,588,814
           3,919   8.799%, with maturity at 2027                                          4,352,392
          28,855   9.00%, with various maturities to 2026                                32,315,786
           1,686   9.176%, with maturity at 2024                                          1,902,299
          12,556   9.50%, with various maturities to 2030                                14,238,420
           5,316   10.00%, with various maturities to 2021                                6,161,036
           4,843   10.233%, with maturity at 2019                                         5,559,536
           6,545   10.50%, with various maturities to 2025                                7,646,989
           2,192   11.00%, with various maturities to 2020                                2,566,712
             226   11.25%, with maturity at 2016                                            264,865
           5,384   11.50%, with various maturities to 2021                                6,344,164
              15   11.75%, with maturity at 2014                                             18,139
             787   12.00%, with various maturities to 2016                                  938,992
             661   12.50%, with various maturities to 2015                                  790,489
             738   13.00%, with various maturities to 2015                                  895,535
             259   13.50%, with various maturities to 2017                                  320,334
              96   14.50%, with maturity at 2014                                            119,252
---------------------------------------------------------------------------------------------------
                                                                                  $     364,235,655
---------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSN.:
$          9,978   6.00%, with maturity at 2024(3)                                $      10,414,671
          86,753   6.50%, with various maturities to 2024(3)                             91,702,172
          16,146   7.00%, with various maturities to 2024(3)                             17,276,496
          50,976   8.00%, with various maturities to 2025(3)                             55,974,767

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
$          4,680   8.50%, with various maturities to 2022                         $       5,213,297
          22,036   9.00%, with various maturities to 2026                                24,756,325
          30,781   9.50%, with various maturities to 2026(3)                             35,025,768
           2,116   10.00%, with maturity at 2019                                          2,472,948
---------------------------------------------------------------------------------------------------
                                                                                  $     242,836,444
---------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS:
           1,239   Federal Home Loan Mortgage Corp.,
                   Series 1289, Class PV, 7.50%, 6/15/22                          $       1,314,084
           6,921   Federal Home Loan Mortgage Corp.,
                   Series 1497, Class K, 7.00%, 4/15/23                                   7,337,281
          10,966   Federal Home Loan Mortgage Corp.,
                   Series 1529, Class Z, 7.00%, 6/15/23                                  11,656,183
           6,343   Federal Home Loan Mortgage Corp.,
                   Series 1620, Class Z, 6.00%, 11/15/23                                  6,641,151
           3,907   Federal Home Loan Mortgage Corp.,
                   Series 1650, Class K, 6.50%, 1/15/24                                   4,181,137
           2,009   Federal Home Loan Mortgage Corp.,
                   Series 1720, Class PJ, 7.25%, 1/15/24                                  2,102,361
          15,547   Federal Home Loan Mortgage Corp.,
                   Series 1730, Class Z, 7.00%, 5/15/24                                  16,537,378
           2,942   Federal Home Loan Mortgage Corp.,
                   Series 2198, Class ZA, 8.50%, 11/15/29                                 3,595,680
           4,300   Federal Home Loan Mortgage Corp.,
                   Series 24, Class J, 6.25%, 11/25/23                                    4,526,249
           5,152   Federal Home Loan Mortgage Corp.,
                   Series 40, Class K, 6.50%, 8/17/24                                     5,497,138
           1,322   Federal National Mortgage Assn.,
                   Series 1988-14, Class I, 9.20%, 6/25/18                                1,466,324
           1,182   Federal National Mortgage Assn.,
                   Series 1989-1, Class D, 10.30%, 1/25/19                                1,335,254
           2,464   Federal National Mortgage Assn.,
                   Series 1989-34, Class Y, 9.85%, 7/25/19                                2,780,671
             572   Federal National Mortgage Assn.,
                   Series 1990-29, Class J, 9.00%, 3/25/20                                  636,789
           3,051   Federal National Mortgage Assn.,
                   Series 1990-43, Class Z, 9.50%, 4/25/20                                3,454,023
           1,019   Federal National Mortgage Assn.,
                   Series 1991-98, Class J, 8.00%, 8/25/21                                1,107,592
             550   Federal National Mortgage Assn.,
                   Series 1992-103, Class Z, 7.50%, 6/25/22                                 591,158
           1,030   Federal National Mortgage Assn.,
                   Series 1992-113, Class Z, 7.50%, 7/25/22                               1,108,416
           2,057   Federal National Mortgage Assn.,
                   Series 1992-185, Class ZB, 7.00%, 10/25/22                             2,188,653
           8,053   Federal National Mortgage Assn.,
                   Series 1992-77, Class ZA, 8.00%, 5/25/22                               8,808,286
           4,274   Federal National Mortgage Assn.,
                   Series 1993-16, Class Z, 7.50%, 2/25/23                                4,598,512
           3,973   Federal National Mortgage Assn.,
                   Series 1993-22, Class PM, 7.40%, 2/25/23                               4,264,855
$          5,455   Federal National Mortgage Assn.,
                   Series 1993-25, Class J, 7.50%, 3/25/23                        $       5,869,295
          12,471   Federal National Mortgage Assn.,
                   Series 1993-30, Class PZ, 7.50%, 3/25/23                              13,419,522
           8,862   Federal National Mortgage Assn.,
                   Series 1994-89, Class ZQ, 8.00%, 7/25/24                               9,638,923
           9,910   Federal National Mortgage Assn.,
                   Series 1996-57, Class Z, 7.00%, 12/25/26                              10,544,422
           5,545   Federal National Mortgage Assn.,
                   Series 1997-77, Class Z, 7.00%, 11/18/27                               5,923,907
           9,185   Federal National Mortgage Assn.,
                   Series 2001-37, Class GA, 8.00%, 7/25/16                              10,001,467
           1,814   Federal National Mortgage Assn.,
                   Series G92-44, Class Z, 8.00%, 7/25/22                                 1,970,041
           6,606   Federal National Mortgage Assn.,
                   Series G93-29, Class Z, 7.00%, 8/25/23                                 7,025,386
           9,000   Government National Mortgage Assn.,
                   Series 2002-45, Class PG, 6.00%, 3/17/32                               9,406,044
           3,622   Merrill Lynch Trust, Series 45, Class Z,
                   9.10%, 9/20/20                                                         3,820,881
---------------------------------------------------------------------------------------------------
                                                                                  $     173,349,063
---------------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
  (IDENTIFIED COST $1,045,562,501)                                                $   1,040,884,398
---------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 48.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.6%

ARGO TECH CORP., SR. NOTES
$          1,815   9.25%, 6/1/11(4)                                               $       1,987,425
ARMOR HOLDINGS, INC., SR. SUB. NOTES
           1,895   8.25%, 8/15/13                                                         2,093,975
SEQUA CORP.
           5,350   8.875%, 4/1/08                                                         5,871,625
STANDARD AERO HOLDINGS, INC., SR. SUB. NOTES
             760   8.25%, 9/1/14(4)                                                         807,500
VOUGHT AIRCRAFT INDUSTRIES, INC., SR. NOTES
           1,000   8.00%, 7/15/11                                                           980,000
---------------------------------------------------------------------------------------------------
                                                                                  $      11,740,525
---------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.4%

AMERICAN AIRLINES
$          3,000   7.80%, 10/1/06                                                 $       2,510,923
             525   8.608%, 4/1/11                                                           446,003

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
AIR TRANSPORT (CONTINUED)

AMR CORP.
$          2,970   9.00%, 8/1/12                                                  $       1,826,550
CONTINENTAL AIRLINES
             475   8.00%, 12/15/05                                                          439,375
DELTA AIR LINES
           2,625   7.779%, 11/18/05                                                       1,970,686
DELTA AIR LINES, SERIES 02-1
             643   7.779%, 1/2/12                                                           302,712
---------------------------------------------------------------------------------------------------
                                                                                  $       7,496,249
---------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 1.6%

DANA CORP.
$          2,360   10.125%, 3/15/10                                               $       2,672,700
KEYSTONE AUTOMOTIVE OPERATIONS, INC., SR. SUB. NOTES
           1,020   9.75%, 11/1/13                                                         1,109,250
METALDYNE CORP.
           2,855   11.00%, 6/15/12(4)                                                     2,412,475
METALDYNE, INC., SR. NOTES
           2,640   10.00%, 11/1/13(4)                                                     2,534,400
SONIC AUTOMOTIVE, INC., SR. SUB. NOTES
           1,600   8.625%, 8/15/13                                                        1,700,000
TENNECO AUTOMOTIVE, GLOBAL SHARES, SERIES B
          10,855   10.25%, 7/15/13                                                       12,700,350
TENNECO AUTOMOTIVE, INC., SERIES B
           2,470   11.625%, 10/15/09                                                      2,636,725
TRW AUTOMOTIVE, INC., SR. NOTES
           2,230   9.375%, 2/15/13                                                        2,575,650
TRW AUTOMOTIVE, INC., SR. SUB. NOTES
           3,900   11.00%, 2/15/13                                                        4,660,500
UNITED COMPONENTS, INC., SR. SUB. NOTES
             990   9.375%, 6/15/13                                                        1,079,100
---------------------------------------------------------------------------------------------------
                                                                                  $      34,081,150
---------------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 0.2%

ASG CONSOLIDATED, LLC/ASG FINANCE, INC., SR. DISC. NOTES
$          4,240   11.50%, 11/1/11(4)                                             $       2,724,200
NORTH ATLANTIC TRADING CO., SR. NOTES
           1,985   9.25%, 3/1/12                                                          1,935,375
---------------------------------------------------------------------------------------------------
                                                                                  $       4,659,575
---------------------------------------------------------------------------------------------------

BROADCASTING -- 0.0%

FISHER COMMUNICATIONS, INC., SR. NOTES
$            995   8.625%, 9/15/14(4)                                             $       1,054,700
---------------------------------------------------------------------------------------------------
                                                                                  $       1,054,700
---------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 1.4%

COLEMAN CABLE, INC., SR. NOTES
$          1,060   9.875%, 10/1/12(4)                                             $       1,097,100
DAYTON SUPERIOR CORP., SR. NOTES
           7,000   10.75%, 9/15/08                                                        7,490,000
KOPPERS, INC.
           1,835   9.875%, 10/15/13                                                       2,082,725
MAAX CORP., SR. SUB. NOTES
           1,150   9.75%, 6/15/12(4)                                                      1,242,000
MUELLER GROUP, INC., SR. SUB. NOTES
           2,625   10.00%, 5/1/12(4)                                                      2,848,125
PLY GEM INDUSTRIES, INC., SR. SUB. NOTES
           1,740   9.00%, 2/15/12(4)                                                      1,744,350
           2,625   9.00%, 2/15/12(4)                                                      2,631,562
RMCC ACQUISITION CO., SR. SUB. NOTES
           1,550   9.50%, 11/1/12(4)                                                      1,581,000
THL BUILDCO (NORTEK, INC.), SR. SUB. NOTES
           2,190   8.50%, 9/1/14(4)                                                       2,332,350
WCI COMMUNITIES, INC., SR. SUB. NOTES
           6,000   7.875%, 10/1/13                                                        6,420,000
---------------------------------------------------------------------------------------------------
                                                                                  $      29,469,212
---------------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 1.4%

AFFINITY GROUP, INC., SR. SUB. NOTES
$          3,450   9.00%, 2/15/12                                                 $       3,708,750
ALLIED SECURITY ESCROW, SR. SUB. NOTES
             675   11.375%, 7/15/11(4)                                                      712,125
AMERCO, INC.
           1,560   9.00%, 3/15/09                                                         1,653,600
COINMACH CORP., SR. NOTES
             660   9.00%, 2/1/10                                                            686,400
MOBILE MINI, INC.
           2,090   9.50%, 7/1/13                                                          2,393,050
NORCROSS SAFETY PRODUCTS LLC/NORCROSS CAPITAL CORP., SR. SUB. NOTES, SERIES B
           4,660   9.875%, 8/15/11                                                        5,102,700
QUINTILES TRANSNATIONAL CORP., SR. SUB. NOTES
           9,690   10.00%, 10/1/13                                                       10,610,550
UGS CORP., SR. SUB. NOTES
           2,265   10.00%, 6/1/12(4)                                                      2,548,125
WILLIAMS SCOTSMAN, INC., SR. NOTES
           1,515   10.00%, 8/15/08                                                        1,658,925
---------------------------------------------------------------------------------------------------
                                                                                  $      29,074,225
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
CABLE AND SATELLITE TELEVISION -- 0.8%

CABLEVISION SYSTEMS CORP., SR. NOTES
$            345   8.00%, 4/15/12(4)                                              $         372,600
CHARTER COMMUNICATIONS HOLDINGS, LLC, SR. NOTES
           2,520   10.25%, 1/15/10                                                        2,079,000
INSIGHT COMMUNICATIONS, SR. DISC. NOTES
          15,730   12.25%, 2/15/11                                                       15,454,725
---------------------------------------------------------------------------------------------------
                                                                                  $      17,906,325
---------------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 3.8%

ACETEX CORP., SR. NOTES
$          3,000   10.875%, 8/1/09                                                $       3,315,000
AVECIA INVESTMENTS LTD.
           2,207   11.00%, 7/1/09                                                         2,085,615
BCP CAYLUX HOLDINGS, SR. SUB. NOTES
           4,880   9.625%, 6/15/14(4)                                                     5,490,000
BORDEN U.S. FINANCE/NOVA SCOTIA FINANCE, SR. NOTES
           1,765   9.00%, 7/15/14(4)                                                      1,939,294
CRYSTAL US HOLDINGS/US HOLDINGS 3, LLC, SR. DISC. NOTES
           5,165   10.50%, 10/1/14(4)                                                     3,279,775
EQUISTAR CHEMICAL, SR. NOTES
           7,000   10.625%, 5/1/11                                                        8,120,000
HUNTSMAN ADVANCED MATERIALS, SR. NOTES
             905   11.00%, 7/15/10(4)                                                     1,049,800
HUNTSMAN INTERNATIONAL
           6,000   9.875%, 3/1/09                                                         6,690,000
HUNTSMAN LLC
           6,825   11.625%, 10/15/10                                                      8,079,094
INNOPHOS, INC., SR. SUB. NOTES
           1,100   8.875%, 8/15/14(4)                                                     1,190,750
LYONDELL CHEMICAL CO.
           1,940   9.50%, 12/15/08                                                        2,124,300
           4,790   9.50%, 12/15/08                                                        5,245,050
LYONDELL CHEMICAL CO., SERIES A
           3,170   9.625%, 5/1/07                                                         3,494,925
LYONDELL CHEMICAL CO., SR. NOTES
           2,412   10.50%, 6/1/13                                                         2,858,220
NALCO CO., SR. SUB. NOTES
           2,960   8.875%, 11/15/13(4)                                                    3,259,700
OM GROUP, INC.
          11,180   9.25%, 12/15/11                                                       11,752,975
POLYONE CORP., SR. NOTES
           2,275   8.875%, 5/1/12                                                         2,439,937
RHODIA SA, SR. NOTES
           6,450   10.25%, 6/1/10                                                         7,030,500
ROCKWOOD SPECIALTIES GROUP, SR. SUB. NOTES
$          1,185   10.625%, 5/15/11                                               $       1,321,275
---------------------------------------------------------------------------------------------------
                                                                                  $      80,766,210
---------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.9%

GFSI, INC., SR. SUB. NOTES, SERIES B
$            270   9.625%, 3/1/07                                                 $         265,950
J CREW OPERATING CORP., SR. SUB. NOTES
           3,885   10.375%, 10/15/07                                                      4,011,262
LEVI STRAUSS & CO.
             250   7.00%, 11/1/06                                                           245,937
LEVI STRAUSS & CO., SR. NOTES
           3,250   11.625%, 1/15/08                                                       3,331,250
MOTHERS WORK, INC.
           1,100   11.25%, 8/1/10                                                         1,061,500
PENNY (JC) CO., INC.
           1,875   8.00%, 3/1/10                                                          2,156,250
PERRY ELLIS INTERNATIONAL, INC., SR. SUB. NOTES
           3,795   8.875%, 9/15/13                                                        4,079,625
PHILLIPS VAN-HEUSEN, SR. NOTES
           1,175   7.25%, 2/15/11(4)                                                      1,236,687
           2,500   8.125%, 5/1/13                                                         2,725,000
---------------------------------------------------------------------------------------------------
                                                                                  $      19,113,461
---------------------------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 0.0%

ACTIVANT SOLUTIONS, INC., SR. NOTES
$          1,000   10.50%, 6/15/11                                                $       1,047,500
---------------------------------------------------------------------------------------------------
                                                                                  $       1,047,500
---------------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.4%

AMSTED INDUSTRIES, INC., SR. NOTES
$          7,150   10.25%, 10/15/11(4)                                            $       7,900,750
---------------------------------------------------------------------------------------------------
                                                                                  $       7,900,750
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.3%

FEDDERS NORTH AMERICA, INC.
$          2,585   9.875%, 3/1/14                                                 $       2,093,850
RIDDELL BELL HOLDINGS, SR. SUB. NOTES
             425   8.375%, 10/1/12(4)                                                       440,937
SAMSONITE CORP., SR. SUB. NOTES
           3,680   8.875%, 6/1/11                                                         3,937,600
---------------------------------------------------------------------------------------------------
                                                                                  $       6,472,387
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
CONTAINERS AND GLASS PRODUCTS -- 2.4%

ANCHOR GLASS CONTAINER CORP.
$          5,000   11.00%, 2/15/13                                                $       5,600,000
CROWN EURO HOLDINGS SA
          20,495   10.875%, 3/1/13                                                       24,440,287
GRAHAM PACKAGING CO., SR. NOTES
             850   8.50%, 10/15/12(4)                                                       896,750
GRAHAM PACKAGING CO., SR. SUB. NOTES
           1,700   9.875%, 10/15/14(4)                                                    1,810,500
GRAPHIC PACKAGING INTERNATIONAL CORP., SR. SUB. NOTES
           3,265   9.50%, 8/15/13                                                         3,779,237
INTERTAPE POLYMER US, INC., SR. SUB. NOTES
           3,235   8.50%, 8/1/14(4)                                                       3,230,956
PLASTIPAK HOLDINGS, INC.
           3,915   10.75%, 9/1/11                                                         4,404,375
PLIANT CORP.
           2,775   11.125%, 6/15/09                                                       2,483,625
STONE CONTAINER CORP., SR. NOTES
           1,150   7.375%, 7/15/14(4)                                                     1,233,375
TEKNI-PLEX, INC., SR. NOTES
           1,755   8.75%, 11/15/13(4)                                                     1,682,606
US CAN CORP., SR. NOTES
             820   10.875%, 7/15/10                                                         836,400
---------------------------------------------------------------------------------------------------
                                                                                  $      50,398,111
---------------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 0.1%

ALDERWOODS GROUP, INC., SR. NOTES
$          1,145   7.75%, 9/15/12(4)                                              $       1,242,325
NATIONAL WATERWORKS, INC., SERIES B
           1,500   10.50%, 12/1/12                                                        1,691,250
---------------------------------------------------------------------------------------------------
                                                                                  $       2,933,575
---------------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 1.0%

DANKA BUSINESS SYSTEMS, SR. NOTES
$          2,350   11.00%, 6/15/10                                                $       2,479,250
HEXCEL CORP.
           1,520   9.875%, 10/1/08                                                        1,710,000
HEXCEL CORP., SR. SUB. NOTES
             525   9.75%, 1/15/09                                                           555,187
RAYOVAC CORP., SR. SUB. NOTES
           4,025   8.50%, 10/1/13                                                         4,437,562
SANMINA-SCI CORP., SR. NOTES
           5,000   10.375%, 1/15/10                                                       5,887,500
WESCO DISTRIBUTION INC.
           5,000   9.125%, 6/1/08                                                         5,200,000
---------------------------------------------------------------------------------------------------
                                                                                  $      20,269,499
---------------------------------------------------------------------------------------------------

ENGINEERING -- 0.1%

SHAW GROUP, INC., SR. NOTES
$          1,210   10.75%, 3/15/10                                                $       1,297,725
---------------------------------------------------------------------------------------------------
                                                                                  $       1,297,725
---------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.2%

UNITED RENTALS NORTH AMERICA, INC.
$          2,120   6.50%, 2/15/12                                                 $       2,109,400
UNITED RENTALS NORTH AMERICA, INC., SR. SUB. NOTES
           2,250   7.00%, 2/15/14                                                         2,086,875
---------------------------------------------------------------------------------------------------
                                                                                  $       4,196,275
---------------------------------------------------------------------------------------------------

FARMING / AGRICULTURE -- 0.4%

IMC GLOBAL, INC.
$          6,775   11.25%, 6/1/11                                                 $       7,994,500
---------------------------------------------------------------------------------------------------
                                                                                  $       7,994,500
---------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.2%

REFCO FINANCE HOLDINGS, LLC, SR. SUB. NOTES
$          4,335   9.00%, 8/1/12(4)                                               $       4,703,475
---------------------------------------------------------------------------------------------------
                                                                                  $       4,703,475
---------------------------------------------------------------------------------------------------

FINANCIAL INVESTMENTS -- 0.1%

CARLYLE HIGH YIELD PARTNERS, SERIES 2004-6A, CLASS C
$          1,000   4.36%, 8/15/16(2)(4)                                           $       1,000,000
DRYDEN LEVERAGED LOAN, SERIES 2004-6A, CLASS C1
           1,500   4.055%, 7/30/16(2)(4)                                                  1,500,000
---------------------------------------------------------------------------------------------------
                                                                                  $       2,500,000
---------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.7%

MERISANT CO., SR. NOTES
$          3,155   9.75%, 7/15/13(4)                                              $       2,949,925
MICHAEL FOODS, SR. SUB. NOTES
           1,125   8.00%, 11/15/13                                                        1,192,500
PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
             250   8.25%, 12/1/13(4)                                                        237,500
           3,725   8.25%, 12/1/13(4)                                                      3,538,750
UAP HOLDING CORP., SR. DISC. NOTES
           5,535   10.75%, 7/15/12(4)                                                     4,261,950
WH HOLDINGS LTD./WH CAPITAL CORP., SR. NOTES
           1,865   9.50%, 4/1/11                                                          2,051,500
---------------------------------------------------------------------------------------------------
                                                                                  $      14,232,125
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
FOOD / DRUG RETAILERS -- 0.3%

GENERAL NUTRITION CENTERS, SR. SUB. NOTES
$          1,250   8.50%, 12/1/10(4)                                              $       1,265,625
JEAN COUTU GROUP, INC., SR. SUB. NOTES
           2,685   8.50%, 8/1/14(4)                                                       2,752,125
PIERRE FOODS, INC., SR. SUB. NOTES
           3,225   9.875%, 7/15/12(4)                                                     3,289,500
---------------------------------------------------------------------------------------------------
                                                                                  $       7,307,250
---------------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 2.5%

AINSWORTH LUMBER, SR. NOTES
$          2,125   7.25%, 10/1/12(4)                                              $       2,162,187
BOISE CASCADE, LLC, SR. NOTES, VARIABLE RATE
           1,520   5.005%, 10/15/12(4)                                                    1,561,800
BOISE CASCADE, LLC, SR. SUB. NOTES
           1,955   7.125%, 10/15/14(4)                                                    2,050,420
CARAUSTAR INDUSTRIES, INC., SR. SUB. NOTES
           4,950   9.875%, 4/1/11                                                         5,395,500
GEORGIA-PACIFIC CORP.
          15,225   9.50%, 12/1/11                                                        19,031,250
MDP ACQUISITIONS/JSG FUNDING PLC, SR. NOTES
          17,180   9.625%, 10/1/12                                                       19,671,100
NEWARK GROUP, INC., SR. SUB. NOTES
           3,885   9.75%, 3/15/14(4)                                                      4,059,825
---------------------------------------------------------------------------------------------------
                                                                                  $      53,932,082
---------------------------------------------------------------------------------------------------

HEALTHCARE -- 3.4%

ARDENT HEALTH SERVICES, INC., SR. SUB. NOTES
$          6,995   10.00%, 8/15/13                                                $       7,187,362
CONCENTRA OPERATING CORP., SR. NOTES
           7,000   9.50%, 8/15/10                                                         7,805,000
INVERNESS MEDICAL INNOVATIONS, INC., SR. SUB. NOTES
           3,175   8.75%, 2/15/12(4)                                                      3,286,125
MEDICAL DEVICE MANUFACTURING, INC., SR. SUB. NOTES
           2,645   10.00%, 7/15/12(4)                                                     2,843,375
MEDQUEST, INC.
           6,000   11.875%, 8/15/12                                                       6,990,000
NATIONAL MENTOR, INC., SR. SUB. NOTES
           1,305   9.625%, 12/1/12(4)                                                     1,344,150
NATIONAL NEPHROLOGY ASSOCIATION, SR. SUB. NOTES
           2,000   9.00%, 11/1/11(4)                                                      2,320,000
PACIFICARE HEALTH SYSTEM
           7,017   10.75%, 6/1/09                                                         8,122,177
ROTECH HEALTHCARE, INC.
           3,675   9.50%, 4/1/12                                                          4,024,125
TENET HEALTHCARE CORP.
$          6,500   7.375%, 2/1/13                                                 $       6,175,000
TENET HEALTHCARE CORP., SR. NOTES
           5,710   9.875%, 7/1/14(4)                                                      6,009,775
US ONCOLOGY, INC., SR. NOTES
           2,205   9.00%, 8/15/12(4)                                                      2,392,425
US ONCOLOGY, INC., SR. SUB. NOTES
           4,365   10.75%, 8/15/14(4)                                                     4,779,675
VANGUARD HEALTH HOLDINGS II, SR. SUB. NOTES
           4,730   9.00%, 10/1/14(4)                                                      4,966,500
VWR INTERNATIONAL, INC., SR. SUB. NOTES
           3,270   8.00%, 4/15/14(4)                                                      3,523,425
---------------------------------------------------------------------------------------------------
                                                                                  $      71,769,114
---------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.2%

NEW ASAT (FINANCE) LTD., SR. NOTES
$          2,490   9.25%, 2/1/11(4)                                               $       2,191,200
STRATUS TECHNOLOGIES, INC., SR. NOTES
           2,715   10.375%, 12/1/08                                                       2,321,325
---------------------------------------------------------------------------------------------------
                                                                                  $       4,512,525
---------------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.1%

E*TRADE FINANCIAL CORP., SR. NOTES
$          2,420   8.00%, 6/15/11(4)                                              $       2,565,200
---------------------------------------------------------------------------------------------------
                                                                                  $       2,565,200
---------------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 2.3%

CHUKCHANSI EDA, SR. NOTES
$            800   14.50%, 6/15/09(4)                                             $       1,012,000
LCE ACQUISITION CORP., SR. SUB. NOTES
           4,465   9.00%, 8/1/14(4)                                                       4,699,412
MARQUEE HOLDINGS, INC., SR. DISC. NOTES
           5,965   12.00%, 8/15/14(4)                                                     3,698,300
MARQUEE, INC., SR. NOTES
           3,310   8.625%, 8/15/12(4)                                                     3,632,725
OED CORP./DIAMOND JO LLC
           3,830   8.75%, 4/15/12(4)                                                      3,619,350
PENN NATIONAL GAMING, INC., SR. SUB. NOTES
             850   11.125%, 3/1/08                                                          923,312
ROYAL CARIBBEAN CRUISES, SR. NOTES
          11,010   8.75%, 2/2/11                                                         13,156,950
SIX FLAGS THEME PARKS, INC., SR. NOTES
           1,000   8.875%, 2/1/10                                                           962,500
           1,025   9.625%, 6/1/14                                                           984,000

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
LEISURE GOODS / ACTIVITIES / MOVIES (CONTINUED)

TRUE TEMPER SPORTS, INC., SR. SUB. NOTES
$            700   8.375%, 9/15/11                                                $         640,500
UNIVERSAL CITY DEVELOPMENT PARTNERS, SR. NOTES
          12,925   11.75%, 4/1/10                                                        15,122,250
---------------------------------------------------------------------------------------------------
                                                                                  $      48,451,299
---------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 2.7%

HOST MARRIOTT L.P., SERIES I
$          3,505   9.50%, 1/15/07                                                 $       3,908,075
INN OF THE MOUNTAIN GODS, SR. NOTES
           5,230   12.00%, 11/15/10                                                       6,092,950
JOHN Q HAMONS HOTELS/FINANCE, SERIES B
           3,500   8.875%, 5/15/12                                                        4,042,500
MAJESTIC STAR CASINO LLC
           5,555   9.50%, 10/15/10                                                        5,763,312
MGM GRAND, INC.
           1,125   6.875%, 2/6/08                                                         1,230,469
MTR GAMING GROUP, SERIES B
           2,500   9.75%, 4/1/10                                                          2,712,500
PREMIER ENTERTAINMENT BILOXI, LLC/PREMIER FINANCE BILOXI CORP.
             475   10.75%, 2/1/12(4)                                                        508,250
SUN INTERNATIONAL HOTELS, SR. SUB. NOTES
           4,000   8.875%, 8/15/11                                                        4,430,000
TRUMP ATLANTIC CITY ASSOCIATES, INC.
           5,510   11.25%, 5/1/06(5)                                                      4,862,575
TRUMP HOLDINGS AND FUNDING, SR. NOTES
           6,545   11.625%, 3/15/10                                                       7,003,150
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
           5,995   11.00%, 6/15/10                                                        6,916,731
WATERFORD GAMING LLC, SR. NOTES
           9,086   8.625%, 9/15/12(4)                                                     9,710,662
---------------------------------------------------------------------------------------------------
                                                                                  $      57,181,174
---------------------------------------------------------------------------------------------------

MACHINERY -- 1.1%

CASE NEW HOLLAND, INC., SR. NOTES
$          7,135   9.25%, 8/1/11(4)                                               $       8,169,575
MANITOWOC CO., INC. (THE)
           1,500   10.50%, 8/1/12                                                         1,741,875
TEREX CORP.
           8,645   10.375%, 4/1/11                                                        9,768,850
THERMADYNE HOLDINGS CORP., SR. SUB. NOTES
           4,575   9.25%, 2/1/14                                                          4,369,125
---------------------------------------------------------------------------------------------------
                                                                                  $      24,049,425
---------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.6%

AEARO CO. I, SR. SUB. NOTES
$          1,665   8.25%, 4/15/12(4)                                              $       1,731,600
OXFORD INDUSTRIES, INC., SR. NOTES
           9,690   8.875%, 6/1/11(4)                                                     10,513,650
---------------------------------------------------------------------------------------------------
                                                                                  $      12,245,250
---------------------------------------------------------------------------------------------------

MINING - COAL -- 0.1%

ALPHA NATURAL RESOURCES, SR. NOTES
$          1,370   10.00%, 6/1/12(4)                                              $       1,527,550
---------------------------------------------------------------------------------------------------
                                                                                  $       1,527,550
---------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 0.4%

AK STEEL CORP.
$          2,000   7.75%, 6/15/12                                                 $       2,035,000
GENERAL CABLE CORP., SR. NOTES
           1,510   9.50%, 11/15/10                                                        1,713,850
ISPAT INLAND ULC, SR. NOTES
           3,235   9.75%, 4/1/14(4)                                                       3,946,700
---------------------------------------------------------------------------------------------------
                                                                                  $       7,695,550
---------------------------------------------------------------------------------------------------

OIL AND GAS -- 2.7%

BELDEN & BLAKE CORP., SR. NOTES
$            675   8.75%, 7/15/12(4)                                              $         732,375
DENBURY RESOURCES, INC.
             210   7.50%, 4/1/13                                                            228,900
DRESSER, INC.
           9,200   9.375%, 4/15/11                                                       10,258,000
DRESSER-RAND GROUP, INC., SR. SUB. NOTES
           4,655   7.375%, 11/1/14(4)                                                     4,899,387
DYNEGY HOLDINGS, INC., SR. NOTES
           9,790   10.125%, 7/15/13(4)                                                   11,454,300
EL PASO CGP CO., SR. DEBS.
           2,305   9.625%, 5/15/12                                                        2,518,212
EL PASO CORP., SR. NOTES
             650   7.00%, 5/15/11                                                           656,500
EL PASO PRODUCTION HOLDING CO.
           2,245   7.75%, 6/1/13                                                          2,351,638
GIANT INDUSTRIES
             850   8.00%, 5/15/14                                                           890,375
HANOVER COMPRESSOR CO., SR. SUB. NOTES
           4,945   0.00%, 3/31/07                                                         4,227,975
MARKWEST ENERGY PARTNERS, L.P./MARKWEST ENERGY FINANCE CORP., SR. NOTES
           1,085   6.875%, 11/1/14(4)                                                     1,112,125

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS (CONTINUED)

NGC CORP., SR. DEBS.
$            885   7.125%, 5/15/18                                                $         787,650
           1,990   7.625%, 10/15/26                                                       1,746,225
PARKER DRILLING CO., SR. NOTES
           1,930   9.625%, 10/1/13                                                        2,156,775
PREMCOR REFINING GROUP, SR. SUB. NOTES
           1,265   7.75%, 2/1/12                                                          1,407,313
SONAT, INC.
           5,000   7.625%, 7/15/11                                                        5,137,500
TRANSMONTAIGNE, INC., SR. SUB. NOTES
           4,800   9.125%, 6/1/10                                                         5,364,000
UNITED REFINING CO., SR. NOTES
           2,320   10.50%, 8/15/12(4)                                                     2,360,600
---------------------------------------------------------------------------------------------------
                                                                                  $      58,289,850
---------------------------------------------------------------------------------------------------

PUBLISHING -- 2.1%

ADVANSTAR COMMUNICATIONS, INC.
$          6,980   10.75%, 8/15/10                                                $       7,817,600
ADVANSTAR COMMUNICATIONS, INC., VARIABLE RATE
           4,455   9.79%, 8/15/08                                                         4,688,888
ADVERTISING DIRECT SOLUTIONS, SR. NOTES
             870   9.25%, 11/15/12(4)                                                       912,413
AMERICAN MEDIA OPERATIONS, INC.
           2,040   8.875%, 1/15/11                                                        2,182,800
AMERICAN MEDIA OPERATIONS, INC., SERIES B
           5,240   10.25%, 5/1/09                                                         5,541,300
CBD MEDIA, INC., SR. SUB. NOTES
           1,335   8.625%, 6/1/11                                                         1,405,088
DEX MEDIA WEST LLC, SR. SUB. NOTES
           5,475   9.875%, 8/15/13                                                        6,501,563
HOLLINGER PARTICIPATION TRUST, SR. NOTES, (PIK)
           1,739   12.125%, 11/15/10(4)                                                   2,130,090
HOUGHTON MIFFLIN CO., SR. SUB. NOTES
           1,490   9.875%, 2/1/13                                                         1,624,100
LIBERTY GROUP OPERATING, INC.
           1,380   9.375%, 2/1/08                                                         1,397,250
PRIMEDIA, INC.
           3,180   8.875%, 5/15/11                                                        3,331,050
XEROX CORP.
           3,000   9.75%, 1/15/09                                                         3,532,500
XEROX CORP., SR. NOTES
           1,855   7.125%, 6/15/10                                                        2,017,313
           1,485   7.625%, 6/15/13                                                        1,640,925
---------------------------------------------------------------------------------------------------
                                                                                  $      44,722,880
---------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 3.3%

CANWEST MEDIA, INC., SR. SUB. NOTES
$         11,000   10.625%, 5/15/11                                               $      12,485,000
CCO HOLDINGS LLC / CCO CAPITAL CORP., SENIOR NOTES
           2,000   8.75%, 11/15/13                                                        2,005,000
CORUS ENTERTAINMENT, INC., SR. SUB. NOTES
             880   8.75%, 3/1/12                                                            985,600
CSC HOLDINGS, INC., SR. NOTES
           2,970   7.875%, 12/15/07                                                       3,215,025
           5,000   8.125%, 7/15/09                                                        5,525,000
CSC HOLDINGS, INC., SR. SUB. NOTES
           6,605   10.50%, 5/15/16                                                        7,579,238
ECHOSTAR DBS CORP., SR. NOTES
          10,000   4.85%, 10/1/08                                                        10,450,000
KABEL DEUTSCHLAND GMBH
           4,965   10.625%, 7/1/14(4)                                                     5,585,625
MUZAK HOLDINGS LLC
           1,310   9.875%, 3/15/09                                                          910,450
MUZAK LLC/MUZAK FINANCE, SR. NOTES
           7,365   10.00%, 2/15/09                                                        6,628,500
NEXSTAR FINANCE HOLDINGS LLC, INC.
             330   12.00%, 4/1/08                                                           361,350
NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
           3,450   11.375%, 4/1/13                                                        2,673,750
PAXSON COMMUNICATIONS CORP.
           3,000   4.35%, 1/15/10(4)                                                      3,033,750
RAINBOW NATIONAL SERVICES, LLC, SR. NOTES
           1,805   8.75%, 9/1/12(4)                                                       1,940,375
RAINBOW NATIONAL SERVICES, LLC, SR. SUB. DEBS.
           6,905   10.375%, 9/1/14(4)                                                     7,560,975
---------------------------------------------------------------------------------------------------
                                                                                  $      70,939,638
---------------------------------------------------------------------------------------------------

RECYCLING -- 0.1%

IMCO RECYCLING, SR. NOTES
$          1,085   9.00%, 11/15/14(2)(4)                                          $       1,085,000
---------------------------------------------------------------------------------------------------
                                                                                  $       1,085,000
---------------------------------------------------------------------------------------------------

REITS -- 0.3%

CB RICHARD ELLIS SERVICES, INC., SR. NOTES
$          1,717   9.75%, 5/15/10                                                 $       1,965,965
CB RICHARD ELLIS SERVICES, INC., SR. SUB. NOTES
           2,600   11.25%, 6/15/11                                                        3,055,000
OMEGA HEALTHCARE INVESTORS, INC., SR. NOTES
           1,165   7.00%, 4/1/14(4)                                                       1,199,950
---------------------------------------------------------------------------------------------------
                                                                                  $       6,220,915
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
RETAILERS (EXCEPT FOOD AND DRUG) -- 0.6%

AMSCAN HOLDINGS, INC., SR. SUB. NOTES
$            220   8.75%, 5/1/14(4)                                               $         222,200
HOME INTERIORS & GIFTS, INC.
           2,255   10.025%, 6/1/08                                                        1,950,575
JOSTENS HOLDING CORP., SR. DISC. NOTES
           1,250   10.25%, 12/1/13                                                          878,125
PCA LLC/PCA FINANCE CORP., SR. NOTES
           8,455   11.875%, 8/1/09                                                        8,074,525
PETRO STOPPING CENTERS LP/PETRO FINANCIAL CORP., SR. NOTES
           1,795   9.00%, 2/15/12                                                         1,929,625
---------------------------------------------------------------------------------------------------
                                                                                  $      13,055,050
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.8%

ADVANCED MICRO DEVICES, INC., SR. NOTES
$          8,040   7.75%, 11/1/12(4)                                              $       8,100,300
AMKOR TECHNOLOGIES, INC.
           1,010   5.75%, 6/1/06                                                            964,550
AMKOR TECHNOLOGIES, INC., SR. NOTES
           2,340   7.125%, 3/15/11                                                        2,029,950
           7,585   7.75%, 5/15/13                                                         6,579,988
---------------------------------------------------------------------------------------------------
                                                                                  $      17,674,788
---------------------------------------------------------------------------------------------------

SERVICES -- 0.3%

KINDERCARE LEARNING CENTERS, INC., SR. SUB. NOTES
$          5,375   9.50%, 2/15/09                                                 $       5,469,063
---------------------------------------------------------------------------------------------------
                                                                                  $       5,469,063
---------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 0.4%

HORIZON LINES, LLC
$          4,380   9.00%, 11/1/12(4)                                              $       4,757,775
OMI CORP., SR. NOTES
           3,510   7.625%, 12/1/13                                                        3,724,988
QUALITY DISTRIBUTION LLC/QD CAPITAL CORP.
           1,045   9.00%, 11/15/10(4)                                                       978,381
---------------------------------------------------------------------------------------------------
                                                                                  $       9,461,144
---------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 3.8%

AIRGATE PCS, INC., SR. NOTES, VARIABLE RATE
$          1,080   5.85%, 10/15/11(4)                                             $       1,112,400
ALAMOSA DELAWARE, INC., SR. DISC. NOTES
           1,305   12.00%, 7/31/09                                                        1,396,350
ALAMOSA DELAWARE, INC., SR. NOTES
$          2,295   11.00%, 7/31/10                                                $       2,696,625
           1,010   8.50%, 1/31/12                                                         1,075,650
ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC.
           5,000   9.875%, 8/15/11                                                        4,975,000
AMERICAN TOWER, L.P., SR. NOTES
           3,529   9.375%, 2/1/09                                                         3,749,563
CENTENNIAL CELLULAR OPERATING CO., LLC, SR. SUB. NOTES
             680   10.75%, 12/15/08                                                         710,600
CENTENNIAL CELLULAR OPERATING CO./CENTENNIAL COMMUNICATIONS CORP., SR. NOTES
           6,490   10.125%, 6/15/13                                                       7,074,100
CROWN CASTLE OPERATING CO., SR. NOTES
           5,000   10.75%, 8/1/11(2)                                                      5,562,500
DOBSON CELLULAR SYSTEMS, INC., VARIABLE RATE
           1,085   6.95%, 11/1/11(4)                                                      1,120,263
INMARSAT FINANCE PLC
           4,795   7.625%, 6/30/12                                                        4,866,925
LCI INTERNATIONAL, INC., SR. NOTES
           3,150   7.25%, 6/15/07                                                         2,905,875
NEXTEL COMMUNICATIONS, INC., SR. NOTES
           6,225   7.375%, 8/1/15                                                         6,940,875
NEXTEL PARTNERS, INC., SR. NOTES
           1,918   12.50%, 11/15/09                                                       2,203,303
NORTEL NETWORKS LTD.
             665   6.125%, 2/15/06                                                          683,288
           1,575   4.25%, 9/1/08                                                          1,521,844
PANAMSAT CORP., SR. NOTES
           4,335   9.00%, 8/15/14(4)                                                      4,616,775
QWEST CAPITAL FUNDING, INC.
             510   7.75%, 8/15/06                                                           526,575
             785   7.90%, 8/15/10                                                           763,413
QWEST CORP.
           3,740   14.00%, 12/15/10(4)                                                    4,459,950
           2,000   8.875%, 3/15/12(4)                                                     2,265,000
RURAL CELLULAR CORP., VARIABLE RATE
           2,000   5.61%, 3/15/10(4)                                                      2,070,000
TELEMIG CELULAR SA/AMAZONIA CELULAR SA
           1,755   8.75%, 1/20/09(4)                                                      1,755,000
TRITON PCS, INC.
           2,765   8.50%, 6/1/13                                                          2,550,713
TSI TELECOMMUNICATION, SERIES B
           2,000   12.75%, 2/1/09                                                         2,250,000
UBIQUITEL OPERATING CO., SR. NOTES
           1,435   9.875%, 3/1/11                                                         1,560,563

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)

US UNWIRED, INC., SERIES B
$          4,470   10.00%, 6/15/12                                                $       4,861,125
WESTERN WIRELESS, SR. NOTES
           3,290   9.25%, 7/15/13                                                         3,520,300
---------------------------------------------------------------------------------------------------
                                                                                  $      79,794,575
---------------------------------------------------------------------------------------------------

UTILITIES -- 2.9%

AES CORP., SR. NOTES
$          4,500   8.75%, 6/15/08                                                 $       4,983,750
           6,000   9.50%, 6/1/09                                                          6,945,000
           6,965   8.75%, 5/15/13(4)                                                      8,079,400
             945   9.00%, 5/15/15(4)                                                      1,105,650
CALPINE CORP., SR. NOTES
           1,810   8.25%, 8/15/05                                                         1,778,325
           4,455   7.625%, 4/15/06                                                        4,165,425
             680   10.50%, 5/15/06                                                          647,700
           4,405   8.50%, 7/15/10(4)                                                      3,259,700
ILLINOIS POWER
           2,430   7.50%, 6/15/09                                                         2,789,001
MISSION ENERGY HOLDING CO.
           2,115   13.50%, 7/15/08                                                        2,691,338
NORTHWESTERN CORP., SR. NOTES
             435   5.875%, 11/1/14(4)                                                       450,769
NRG ENERGY, INC., SR. NOTES
           5,805   8.00%, 12/15/13(4)                                                     6,421,781
ORION POWER HOLDINGS, INC., SR. NOTES
          12,415   12.00%, 5/1/10                                                        15,704,975
RELIANT ENERGY, INC.
           1,770   9.25%, 7/15/10                                                         1,973,550
---------------------------------------------------------------------------------------------------
                                                                                  $      60,996,364
---------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.2%

WASTE SERVICES, INC., SR. SUB. NOTES
$          4,515   9.50%, 4/15/14(4)                                              $       4,266,675
---------------------------------------------------------------------------------------------------
                                                                                  $       4,266,675
---------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
  (IDENTIFIED COST $962,817,525)                                                  $   1,022,519,915
---------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
---------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CAPITAL CORP.
$          8,144   1.83%, 11/1/04                                                 $       8,143,172
MORTGAGE & REALTY TRUST
$          1,500   1.90%, 11/1/04                                                 $       1,499,842
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (IDENTIFIED COST $9,643,014)                                                    $       9,643,014
---------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

PRINCIPAL          MATURITY
AMOUNT             DATE              BORROWER                         RATE        AMOUNT
---------------------------------------------------------------------------------------------------
$     20,958,000   11/01/04          Investors Bank and Trust         1.88%       $    20,958,000
                                     Company Time Deposit
---------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST)                                                             $      20,958,000
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 147.3%
  (IDENTIFIED COST $3,057,356,531)                                                $   3,122,099,620
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (9.6)%                                          $    (202,445,876)
---------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
  CUMULATIVE UNPAID
  DIVIDENDS -- (37.8)%                                                            $    (800,150,340)
---------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
  COMMON SHARES -- 100.0%                                                         $   2,119,503,404
---------------------------------------------------------------------------------------------------

Note: The Fund has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Fund had unfunded loan commitments of $7,878,070 as of October 31, 2004.
PIK - Payment In Kind.
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)  All or a portion of these securities were on loan at October 31, 2004.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $287,887,932 or 13.6% of the Fund's net assets.
(5)  Defaulted bond.

                        See notes to financial statements

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value including $216,333,374 of securities on loan
   (identified cost, $3,057,356,531)                                               $  3,122,099,620
Cash                                                                                      4,575,544
Receivable for investments sold                                                          11,812,193
Interest receivable                                                                      33,078,901
Prepaid expenses                                                                             79,452
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $  3,171,645,710
-----------------------------------------------------------------------------------------------------

LIABILITIES

Collateral for securities loaned                                                   $    221,705,085
Payable for investments purchased                                                        29,977,231
Payable to affiliate for Trustees' fees                                                       2,006
Accrued expenses                                                                            307,644
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $    251,991,966
-----------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (32,000 SHARES OUTSTANDING) AT LIQUIDATION
   VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                               800,150,340
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                             $  2,119,503,404
-----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized,
   111,447,775 shares issued and outstanding                                       $      1,114,478
Additional paid-in capital                                                            2,116,810,969
Accumulated net realized loss (computed on the basis of identified cost)                (50,275,668)
Accumulated distributions in excess of net investment income                            (12,889,464)
Net unrealized appreciation (computed on the basis of identified cost)                   64,743,089
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                             $  2,119,503,404
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($2,119,503,404 DIVIDED BY 111,447,775 COMMON SHARES ISSUED
   AND OUTSTANDING)                                                                $          19.02
-----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED OCTOBER 31, 2004

INVESTMENT INCOME

Interest                                                                           $     81,520,531
Securities lending income, net                                                            2,377,587
Dividends                                                                                    33,701
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $     83,931,819
-----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $     11,896,668
Trustees' fees and expenses                                                                  11,455
Preferred shares remarketing agent fee                                                    1,173,630
Custodian fee                                                                               306,081
Printing and postage                                                                        193,967
Legal and accounting services                                                                48,749
Transfer and dividend disbursing agent fees                                                  30,180
Miscellaneous                                                                               152,398
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     13,813,128
-----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $            357
   Reduction of investment adviser fee                                                    3,172,445
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $      3,172,802
-----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $     10,640,326
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     73,291,493
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $     (3,279,043)
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $     (3,279,043)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $     21,310,445
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     21,310,445
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     18,031,402
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                            $     (7,289,221)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $     84,033,674
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
INCREASE (DECREASE)                                           OCTOBER 31, 2004    PERIOD ENDED
IN NET ASSETS                                                 (UNAUDITED)         APRIL 30, 2004(1)
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                      $       73,291,493   $      116,656,709
   Net realized gain (loss) from
      investment transactions                                         (3,279,043)           4,765,139
   Net change in unrealized appreciation
      (depreciation) from investments                                 21,310,445           43,432,644
   Distributions to preferred shareholders                            (7,289,221)          (8,280,107)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $       84,033,674   $      156,574,385
-------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                 $      (89,713,589)  $     (149,316,513)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                    $      (89,713,589)  $     (149,316,513)
-------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares                        $               --   $    2,120,100,000(2)
   Reinvestment of distributions to
      common shareholders                                              6,274,258            2,116,452
   Offering costs and preferred shares
      underwriting discounts                                                  --          (10,665,263)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                                         $        6,274,258   $    2,111,551,189
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $          594,343   $    2,118,809,061
-------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                        $    2,118,909,061   $          100,000
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $    2,119,503,404   $    2,118,909,061
-------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                              $      (12,889,464)  $       10,821,853
-------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.
(2)  Proceeds from sales of shares net of sales load paid of $99,900,000.

STATEMENT OF CASH FLOWS

                                                                                   SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                                        OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
   Purchase of investments                                                         $   (968,290,626)
   Proceeds from sales of investments and principal repayments                          998,281,014
   Interest and dividends received, including net securities lending income             103,053,503
   Prepaid expenses                                                                         (44,732)
   Facility fees received                                                                   236,517
   Operating expenses paid                                                              (10,541,534)
   Net decrease in short-term investments                                                16,609,986
   Payment of collateral for securities loaned, net                                      97,749,542
---------------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                                 $    237,053,670
---------------------------------------------------------------------------------------------------
Cash Flows Used For Financing Activities --
   Auction preferred shares redeemed                                               $   (150,000,000)
   Cash distributions paid (excluding reinvestments of $6,274,258)                      (90,627,519)
---------------------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                                             $   (240,627,519)
---------------------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                               $     (3,573,849)
---------------------------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                                        $      8,149,393
---------------------------------------------------------------------------------------------------

CASH AT END OF PERIOD                                                              $      4,575,544
---------------------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES

Net increase in net assets from operations                                         $     84,033,674
Distributions to preferred shareholders                                                   7,289,221
Increase in receivable for investments sold                                              (5,998,170)
Decrease in interest receivable                                                           1,238,086
Increase in prepaid expenses                                                                (76,312)
Decrease in payable to affiliate                                                               (583)
Increase in accrued expenses                                                                130,955
Increase in collateral for securities loaned                                             97,749,542
Increase in payable for investments purchased                                            29,977,231
Net decrease in investments                                                              22,710,026
---------------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                                 $    237,053,670
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                        SIX MONTHS ENDED
                                                                        OCTOBER 31, 2004        YEAR ENDED
                                                                        (UNAUDITED)(1)          APRIL 30, 2004(1)(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                 $           19.070       $             19.100(3)
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                  $            0.659(11)   $              1.061(10)
Net realized and unrealized gain                                                    0.164(11)                  0.426(10)
Distribution to preferred shareholders from net investment income                  (0.066)                    (0.075)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                           $            0.757       $              1.412
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                             $           (0.807)      $             (1.345)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                             $           (0.807)      $             (1.345)
--------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL  $               --       $             (0.011)
--------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                $               --       $             (0.086)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                       $           19.020       $             19.070
--------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                          $           19.250       $             17.810
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           4.12%(4)                   7.22%(5)
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             12.84%(4)                   0.13%(5)
--------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                                SIX MONTHS ENDED
                                                                                OCTOBER 31, 2004        YEAR ENDED
                                                                                (UNAUDITED)(1)          APRIL 30, 2004(1)(2)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)           $        2,119,503      $        2,118,889
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                            1.01%(7)                0.93%(7)
   Net expenses after custodian fee reduction(6)                                              1.01%(7)                0.93%(7)
   Net investment income(6)                                                                   6.95%(7)                6.02%(7)
Portfolio Turnover                                                                              33%                     72%
--------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                                1.31%(7)                1.21%(7)
   Expenses after custodian fee reduction(6)                                                  1.31%(7)                1.21%(7)
   Net investment income(6)                                                                   6.65%(7)                5.74%(7)
   Net investment income per share                                              $            0.631      $            1.012
--------------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                               0.70%(7)                0.67%(7)
   Net expenses after custodian fee reduction                                                 0.70%(7)                0.67%(7)
   Net investment income                                                                      4.81%(7)                4.37%(7)
--------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                   0.91%(7)                0.88%(7)
   Expenses after custodian fee reduction                                                     0.91%(7)                0.88%(7)
   Net investment income                                                                      4.60%(7)                4.16%(7)
--------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                       32,000                  38,000
   Asset coverage per preferred share(8)                                        $           91,239      $           80,762
   Involuntary liquidation preference per preferred share(9)                    $           25,000      $           25,000
   Approximate market value per preferred share(9)                              $           25,000      $           25,000
--------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.
(10) For Federal Income tax purposes, net investment income per share was $1.531 and net realized and unrealized loss per share was $0.044. Computed using average common shares outstanding.
(11) For Federal Income tax purposes, net investment income per share was $0.842 and net realized and unrealized loss per share was $0.019. Computed using average common shares outstanding.

                        See notes to financial statements

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund, which was organized as a Massachusetts business trust on March 12, 2003, seeks to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in, mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid senior loans are valued on the basis of prices furnished by a pricing service. Other senior loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management
   (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral;
   (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, the reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $26,481,368 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012.

   At April 30, 2004, net capital losses of $17,668,020 attributable to security transactions incurred after October 31, 2003, are treated as arising on the first day of the Fund's taxable year ending April 30, 2005.

   D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   E OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

   If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   J REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

   K TOTAL RETURN SWAPS -- The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Fund makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

   L OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   N INDEMNIFICATIONS -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   O INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to October 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, and 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. As of October 31, 2004, 6,400 shares of Series A, 6,400 shares of Series B, 6,400 shares of Series C, 6,400 shares of Series D and 6,400 shares of Series E were outstanding. During the six months ended October 31, 2004, the Fund redeemed 6,000 preferred shares at a cost of $150,000,000. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 1.12% to 1.92% for Series A Shares, from 1.09% to 1.94% for Series B Shares, from 1.15% to 1.90% for Series C Shares, from 1.18% to 1.94% for Series D Shares and from 1.10% to 1.90% for Series E Shares, during the six months ended October 31, 2004.

   The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on October 31, 2004 was 1.85%, 1.87%, 1.86%, 1.90% and 1.80%, for Series A, Series B, Series C, Series D and Series E Shares, respectively. For the six months ended October 31, 2004, the Fund paid dividends to Auction Preferred shareholders amounting to $1,467,489, $1,460,793, $1,447,039, $1,469,928, and $1,443,972 for Series A, Series B,
   Series C, Series D and Series E Shares, respectively, representing an average APS dividend rate for such period of 1.55%, 1.54%, 1.53%, 1.56% and 1.52%, respectively.

   The Fund distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the different treatment for paydown gain/losses on mortgage-backed securities and the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended October 31, 2004, the fee was equivalent to 0.75% (annualized) of the Fund's average weekly gross assets for such period and amounted to $11,896,668.

   In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% (annualized) of average weekly gross assets of the Fund for the first five years of the Fund's operations 0.15% of average weekly gross assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8. For the six months ended October 31, 2004, the Investment Adviser waived $3,172,445 of its advisory fee.

   EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $998,267,857 and $1,004,279,184, respectively, for the six months ended October 31, 2004.

6  SECURITIES LENDING AGREEMENT

   The Fund has established a securities lending agreement with brokers in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $955,119 for the six months ended October 31, 2004. At October 31, 2004, the value of the securities loaned and the value of the collateral amounted to $216,333,374 and $221,705,085, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7  COMMON SHARES OF BENEFICIAL INTEREST

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                         SIX MONTHS ENDED
                                         OCTOBER 31, 2004   YEAR ENDED
                                         (UNAUDITED)        APRIL 30, 2004(1)
   ----------------------------------------------------------------------------
   Sales                                               --         111,005,000
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               332,829             109,946
   ----------------------------------------------------------------------------
   NET INCREASE                                   332,829         111,114,946
   ----------------------------------------------------------------------------

   (1) For the period from the start of business, May 30, 2003, to October 31, 2004.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $ 3,060,635,548
   --------------------------------------------------------
   Gross unrealized appreciation          $    78,460,895
   Gross unrealized depreciation              (16,996,823)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION            $    61,464,072
   --------------------------------------------------------

9  FINANCIAL INSTRUMENTS

   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2004 there were no outstanding obligations under these financial instruments.

EATON VANCE LIMITED DURATION INCOME FUND
DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan be completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE LIMITED DURATION INCOME FUND
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                  --------------------------------------------------------------
                  Please print exact name on account:

                  --------------------------------------------------------------
                  Shareholder signature                          Date

                  --------------------------------------------------------------
                  Shareholder signature                          Date

                  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                      Eaton Vance Limited Duration Income Fund
                                      c/o PFPC, Inc.
                                      P.O. Box 43027
                                      Providence, RI 02940-3027
                                      800-331-1710

NUMBER OF EMPLOYEES

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of October 31, 2004, our records indicate that there are 122 registered shareholders and approximately 99,329 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                                         Eaton Vance Distributors, Inc.
                                         The Eaton Vance Building
                                         255 State Street
                                         Boston, MA 02109
                                         1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOL

The American Stock Exchange symbol is EVV.

EATON VANCE LIMITED DURATION INCOME FUND
INVESTMENT MANAGEMENT


EATON VANCE LIMITED DURATION INCOME FUND

          OFFICERS
          Thomas E. Faust Jr.
          President and Chief Executive Officer

          James B. Hawkes
          Vice President and Trustee

          Scott H. Page
          Vice President

          Susan Schiff
          Vice President

          Payson F. Swaffield
          Vice President

          Mark S. Venezia
          Vice President

          Michael W. Weilheimer
          Vice President

          James L. O'Connor
          Treasurer and Principal Financial
          Accounting Officer

          Paul M. O'Neil
          Chief Compliance Officer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

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         INVESTMENT ADVISER OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

            ADMINISTRATOR OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-9653
                                 (800) 331-1710


                    EATON VANCE LIMITED DURATION INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

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1856-12/04                                                             CE-LDISRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

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ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE LIMITED DURATION INCOME FUND

By:    /s/ Thomas E. Faust Jr.
       -----------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       -----------------------------------
       James L. O'Connor
       Treasurer


Date:  December 17, 2004
       - ---------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 17, 2004
       -----------------